            Mutual Funds
  [EATON    for People
   VANCE    Who Pay                                             [EDUCATION SIGN]
   LOGO]    Taxes-Registered Trademark-






     SEMIANNUAL REPORT MARCH 31, 2001



[CARSON HIGHWAY]                  EATON VANCE                         California
                                   MUNICIPALS
                                      TRUST                              Florida

                                                                   Massachusetts

                                                                     Mississippi

                                                                        New York

                                                                            Ohio

                                                                    Rhode Island
[BRIDGE]
                                                                   West Virginia

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
L E T T E R   T O   S H A R E H O L D E R S
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J.     As most fixed-income investors know, municipal bonds
FETTER]                 have long occupied a unique position among investment
Thomas J. Fetter        asset classes. Historically, the $1.5 trillion
President               municipal market has financed a broad range of important
                        public projects, including utilities, transportation
facilities, hospitals, education, economic development and housing projects. These projects address the needs of local and state communities, generate new employment opportunities and improve the quality of life for many citizens. We thought it might be helpful to shareholders to begin a series of discussions with a broad overview of this vital market.

REVENUE BONDS: PROVIDING FINANCING

FOR ESSENTIAL, FEE-BASED SERVICES...

Roughly two-thirds of all municipal bond issuance over the past decade has consisted of revenue bonds. These bonds are issued by entities that charge their customers a fee to provide essential services and include a very broad range of issuers. Electric and water utilities, airport and turnpike authorities, housing projects and hospitals are just a few examples of entities that issue revenue bonds. Interest payments to bondholders are made from user fees paid for services: water bills paid by homeowners; highway tolls paid by motorists; hospital fees paid by patients and health insurers.

Credit quality is, of course, a critical determinant in the municipal market. Municipal bond analysts look for trends that may impact an issuer's revenue base. For revenue bonds, those factors may include shifts in demographics within the customer base, a rise or fall in competitive rates for water or electric power, or changes in insurance reimbursements for medical procedures. Those trends bear close watching, for any significant change may have a major impact on the value of an investment. For example, recent changes in Medicare reimbursement policies have posed a serious threat to the financial soundness of many hospitals across the country and have had a major impact on performance within the hospital sector of the municipal bond market.

GENERAL OBLIGATION BONDS:

BACKED BY THE "FULL FAITH AND CREDIT"

OF THE ISSUER...

General obligation bonds (GOs) constitute the remaining one-third of the municipal market. Issued by states, counties, cities, towns, villages and school districts, GOs are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. Because of that taxing power, general obligation bonds are often accorded a fairly high credit quality, dependent, of course, on the creditworthiness of the community in question.

Analysts examine a community's economic base, looking for sound fundamentals and a strong tax revenue base. In cases where that tax base is threatened, credit quality may be jeopardized. For example, New York City was close to bankruptcy in 1975 and its GO bonds performed very poorly. However, as the City's fortunes improved in the 1980s and 1990s, its revenue base improved significantly, leading to an upgrade in its bonds.

Political changes may also affect general obligations. In 1978, California's Proposition 13 severely limited property taxes and capped annual tax increases. As the property tax rebellion spread to other parts of the country, the impact of those changes was felt in the GO market in other states.

WE BELIEVE THAT MUNICIPAL BONDS

DESERVE CONSIDERATION FROM TODAY'S

INVESTORS ...

At Eaton Vance, we have long been a major participant in the municipal market, active in bringing tax-exempt alternatives to investors. While the importance of the municipal market is obvious in the public projects that improve our lives, we believe that municipal bonds play an equally important role for today's tax-conscious investors. We will continue to seek attractive opportunities in this exciting market.

                                            Sincerely,

                                            /s/ Thomas J. Fetter
                                            --------------------

                                            Thomas J. Fetter
                                            President
                                            May 11, 2001

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
M A R K E T   R E C A P
--------------------------------------------------------------------------------

Economic uncertainty prompted an impressive rally in the fixed-income markets in the second half of 2000 and early 2001, as slower industrial activity combined with weaker consumer demand to dampen the near-term outlook. The equity markets moved dramatically lower, reflecting investors' fears that corporate profits would suffer. However, the bond markets responded favorably to news of a weakening economy.

THE FEDERAL RESERVE HAS REVERSED COURSE IN 2001,

SHARPLY LOWERING SHORT-TERM INTEREST RATES...

The Federal Reserve's rate hikes in 1999 and early 2000, part of its anti-inflation efforts, came under increasing scrutiny in late 2000, as the economy slowed measurably. In Congressional testimony, Fed Chairman Greenspan described the economy as generating "near zero growth." The weaker economy was reflected in lower industrial production, declining capital investment and disappointing corporate earnings. Meanwhile, consumers sharply curtailed their spending habits. Not surprisingly, the nation's Gross Domestic Product - a measure of the goods and services produced in the U.S. - registered a mere 1.0% annualized growth rate in the fourth quarter of 2000, according to final Commerce Department figures. That represented the weakest quarterly showing since 1996.

MUNICIPAL BONDS HAVE MOUNTED AN IMPRESSIVE

RALLY IN THE PAST YEAR...

In the second half of 2000, the Fed acknowledged the threat of a weakening economy and embarked on an easier monetary policy. From January through April 2001, the Fed took dramatic steps to reinvigorate the economy by lowering, in four separate moves, its benchmark Federal Funds rate by a total of 200 basis points (2.0%). The bond markets, which move in the opposite direction of interest rates, rallied strongly. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - had a total return of 6.69% during the six-month period ended March 31, 2001.*

*It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
MUNICIPAL BONDS YIELD 96% OF TREASURY YIELDS

-----------------------------------------------------------------
                                  |
                  5.24%           |         8.68%
                                  |
-----------------------------------------------------------------
30-YEAR AAA-RATED                      TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATIONS (GO) BONDS*        IN 39.6% TAX BRACKET


-----------------------------------
                                  |
                  5.44%           |
                                  |
-----------------------------------

30-YEAR TREASURY BOND

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF A FUND'S YIELD. STATISTICS AS OF MARCH 31, 2001.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.
--------------------------------------------------------------------------------

A SLOWING ECONOMY HAS PUT BONDS BACK

INTO THE SPOTLIGHT...

The outlook for the municipal bond market will, of course, depend on interest rate trends, the relative strength of the economy and its impact on state and local community finances. However, the Fed's aggressive interest rate cuts, as well as recent layoffs in the industrial and technology sectors, have added to speculation that the economy could be sailing perilously close to a recession. That could negatively impact some municipal issuers, especially in the industrial development bond segment. However, it could also signal still lower interest rates. And, if corporate profits remain under assault, investors may seek refuge in the bond market.

Municipal bond supply represents another encouraging trend. Municipal bond issuance in 2000 fell well below that of the previous year and, thus far in 2001, new issuance has moderated further, creating a more favorable supply-and-demand balance for municipal investors.

While investors will continue to monitor the economy closely, a slower economic environment has historically been favorable for the bond market. Moreover, municipal bonds represent quality in a period of growing uncertainty. We believe that in a changing economy, municipal bonds can provide diversification, attractive income and tax-efficiency, valuable characteristics for today's investor.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL CHANGE.
--------------------------------------------------------------------------------

EATON VANCE CALIFORNIA MUNICIPALS FUND AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J.    MANAGEMENT UPDATE
CLEMSON]                ----------------------------------------------
Cynthia J. Clemson      -  The California economy continued to create jobs in
Portfolio Manager          the past year. While construction remained fairly
                           strong, the technology sector suffered from slower sales of computers and Internet equipment. Rising energy costs took a toll on the state's budget surplus. Nonetheless, the state's March jobless rate was 4.5%, down from 5.0% a year ago.

- Escrowed bonds constituted the Portfolio's largest sector weighting at March 31. Escrowed issues are those that have been prerefunded to their call dates or escrowed to maturity. Backed by Treasury bonds, they are deemed by investors to be of the very highest quality. Special tax revenue bonds were another major weighting. These issues provided local communities a financing mechanism for a wide variety of public initiatives, including transportation facilities, energy projects and housing developments.

- In a very difficult climate for the state's energy sector, management remained highly selective among its public utility investments. The Portfolio emphasized insured** bonds of utilities that are insulated from the state's ongoing energy crisis.


RATING DISTRIBUTION*

[TABLE REPRESENTATION OF PIE CHART]

AAA            58.3%
AA              8.7%
A              11.6%
BBB             3.6%
Non-Rated      17.8%

THE FUND
-----------------------------------------------
- During the six months ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 7.22% and 7.09%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.73 on March 31, 2001, from $10.27 on September 29, 2000, and the reinvestment of $0.276 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.92 from $9.49, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs at March 31, the distribution rates were 5.13% for Class A and 4.84% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.36% and 8.84%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.36% and 4.29%, respectively.(5) These SEC 30-day yields are equivalent to taxable yields of 7.96% and 7.83%.(4)

FIVE LARGEST SECTORS*
By total net assets

[TABLE REPRESENTATION OF BAR CHART]

ESCROWED/PREREFUNDED                           28.6%
LEASE REVENUE/CERTIFICATES OF PARTICIPATION    20.1%
INSURED ELECTRIC UTILITIES**                   10.6%
SPECIAL TAX REVENUE                             8.6%
INSURED TRANSPORTATION**                        5.2%

 * May not represent the Portfolio's current or future investments.
** Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                   Class A          Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          12.51%           12.28%
Five Years                         6.35             5.77
Ten Years                          N.A.             5.91
Life of Fund+                      6.80             6.18

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           7.18%            7.28%
Five Years                         5.31             5.45
Ten Years                          N.A.             5.91
Life of Fund+                      6.04             6.18

+Inception date: Class A: 5/27/94; Class B: 12/19/85

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 45.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will change.

EATON VANCE FLORIDA MUNICIPALS FUND AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J.    MANAGEMENT UPDATE
CLEMSON]                ----------------------------------------------
Cynthia J. Clemson      -  While the pace of growth has eased somewhat,
Portfolio Manager          Florida's strong tourism sector has insulated the
                           state from the national slowdown. Unlike most of the southeast region, the state's construction industry was buoyed by commercial demand. The state's March jobless rate was 3.8%, up from 3.6% a year ago.

- Florida's surging population, combined with the booming tourism trade, has resulted in a corresponding increase in air and roadway traffic. The Portfolio included insured** transportation bonds that addressed the construction and maintenance needs of the state's increasingly burdened highway and air transportation systems.

- The Portfolio took advantage of attractive yield opportunities in special tax revenue bonds. Strong demand for housing has fueled development in Florida, with many newer communities issuing Development District bonds. The Portfolio focused on well-positioned communities with sound underlying finances.

RATING DISTRIBUTION*

[TABLE REPRESENTATION OF PIE CHART]

AAA            63.9%
AA              7.3%
A               4.8%
BBB             4.9%
Non-Rated      19.1%


THE FUND
-----------------------------------------------
- During the six months ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 7.35% and 6.93%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.47 on March 31, 2001, from $10.01 on September 29, 2000, and the reinvestment of $0.269 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.74 from $10.27, and the reinvestment of $0.235 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs at March 31, the distribution rates were 5.13% for Class A and 4.42% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.49% and 7.32%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.89% and 4.38%, respectively.(5) These SEC 30-day yields are equivalent to taxable yields of 8.10% and 7.25%.(4)


FIVE LARGEST SECTORS*
By total net assets

[TABLE REPRESENTATION OF BAR CHART]

INSURED TRANSPORTATION**                       15.8%
INSURED SPECIAL TAX REVENUE**                   7.8%
INSURED ELECTRIC UTILITIES**                    7.6%
ESCROWED/PREREFUNDED                            7.0%
INSURED HOSPITAL**                              6.9%

 * May not represent the Portfolio's current or future investments.
** Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                   Class A          Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          11.20%           10.42%
Five Years                         5.58             4.74
Ten Years                          N.A.             6.00
Life of Fund+                      6.44             6.34

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           5.86%            5.42%
Five Years                         4.57             4.40
Ten Years                          N.A.             6.00
Life of Fund+                      5.70             6.34

+Inception date: Class A: 4/5/94; Class B: 8/28/90

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state intangibles tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.60% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will change.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B.    MANAGEMENT UPDATE
MACINTOSH]             ----------------------------------------------
Robert B. MacIntosh    -  The pace of economic growth slowed in Massachusetts
Portfolio Manager         in the past year, amid weak financial markets and a
                          worsening outlook for the technology sector. Not surprisingly, the wage pressures of recent years have abated significantly. The state's March unemployment rate was 2.7%, slightly higher than the 2.6% rate of a year ago.

- Management focused on taking advantage of market conditions to improve the credit quality of the Portfolio whenever possible. With spreads somewhat tight, there were good opportunities to trade into higher credit quality bonds, while improving call protection at the same time. The Portfolio also pared back on some hospital issues that had outperformed the market. Having purchased these bonds at a time when they were undervalued, we were able to sell some of the positions at prices reflecting favorable relative total returns.

- Reflecting Massachusetts' commitment to higher education, there have been good opportunities in bonds for colleges and secondary schools. The Portfolio added to its positions in education bonds, including issues for such well-regarded institutions as Brandeis University, Tufts University, and Northeastern University.

RATING DISTRIBUTION*

[TABLE REPRESENTATION OF PIE CHART]

AAA            45.1%
AA             16.2%
A              21.2%
BBB            12.3%
Non-Rated       5.2%

THE FUND
-----------------------------------------------
- During the six months ended March 31, 2001, the Fund's Class A, B, and I shares had total returns of 7.77%; 7.41%; and 7.90%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.47 on March 31, 2001, from $9.02 on September 29, 2000, and the reinvestment of $0.244 per share in tax-free income;(2) for Class B, an increase in NAV to $10.56 from $10.05, and the reinvestment of $0.228 per share in tax-free income;(2) and for Class I, an increase in NAV to $9.78 from $9.31, and the reinvestment of $0.257 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, the distribution rates were 5.16% for Class A, 4.36% for Class B, and 5.32% for Class I.(3) These distribution rates are equivalent to taxable rates of 9.07%, 7.67%, and 9.35%, respectively.(4)

- The SEC 30-day yields for Class A, B, and I shares at March 31 were 4.53%, 3.99%, and 4.94%, respectively.(5) These SEC 30-day yields are equivalent to taxable yields of 7.97%, 7.02%, and 8.69%.(4)

FIVE LARGEST SECTORS*
By total net assets

[TABLE REPRESENTATION OF BAR CHART]

HOSPITAL                                       22.1%
ESCROWED/PREREFUNDED                           14.5%
INSURED EDUCATION**                             9.0%
WATER & SEWER                                   8.9
INSURED HOSPITAL**                              8.5%

 * May not represent the Portfolio's current or future investments.
** Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                   Class A          Class B           Class I
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          11.90%           11.04%            12.08%
Five Years                         6.06             5.17              6.11
Life of Fund+                      4.79             5.96              5.37

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           6.53%            6.04%            12.08%
Five Years                         5.04             4.84              6.11
Life of Fund+                      4.09             5.96              5.37

+Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I:6/17/93

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will change.

EATON VANCE MISSISSIPPI MUNICIPALS FUND AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J.    MANAGEMENT UPDATE
CLEMSON]                ----------------------------------------------
Cynthia J. Clemson      -  Mississippi's economic indicators showed a slowdown
Portfolio Manager          in several areas over the past six months. A loss in
                           manufacturing jobs in March resulted in a higher rate of unemployment for the month: 5.6%, compared to 5.1% for February. Still, the figure was lower than the 6.0% recorded in March 2000, and spring is expected to bring about a rise in new jobs.

- Industrial development revenue bonds provided financing for economic initiatives and an excellent source of income for the Portfolio. Investments included a 7.15% coupon Mississippi Business Finance Corp. issue for E. I. DuPont deNemours and a 6.80% coupon Lowndes County bond for Weyerhaeuser.

- The Portfolio maintained a well-diversified coupon allocation. Management balanced higher-income issues with interest rate-sensitive, lower-coupon issues for appreciation potential. The Portfolio continued its efforts to upgrade its call protection, which should be beneficial if interest rates fall.

RATING DISTRIBUTION*

[TABLE REPRESENTATION OF PIE CHART]

AAA            61.2%
AA              6.6%
A              15.0%
BBB            14.0%
Non-Rated       3.2%

THE FUND
-----------------------------------------------
- During the six months ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 6.12% and 5.65%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.64 on March 31, 2001, from $9.31 on September 29, 2000, and the reinvestment of $0.234 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.86 from $9.53, and the reinvestment of $0.204 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs at March 31, the distribution rates were 4.88% for Class A and 4.17% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.50% and 7.27%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.45% and 3.90%, respectively.(5) These SEC 30-day yields are equivalent to taxable yields of 7.76% and 6.80%.(4)

FIVE LARGEST SECTORS*
By total net assets

[TABLE REPRESENTATION OF BAR CHART]

HOUSING                                        14.4%
INSURED HOSPITAL**                             13.7%
INDUSTRIAL DEVELOPMENT REVENUE                 12.3%
ESCROWED/PREREFUNDED                           11.1%
INSURED WATER & SEWER**                         7.2%

 * May not represent the Portfolio's current or future investments.
** Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                   Class A          Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          10.16%            9.24%
Five Years                         5.86             5.15
Life of Fund+                      4.62             4.47

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           4.92%            4.24%
Five Years                         4.82             4.82
Life of Fund+                      3.93             4.47

+Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.62% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will change.

EATON VANCE NEW YORK MUNICIPALS FUND AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J.     MANAGEMENT UPDATE
FETTER]                 ----------------------------------------------
Thomas J. Fetter        -  The New York economy continued to expand, although at
Portfolio Manager          a more moderate pace than a year ago. Despite weaker
                           manufacturing and technology sectors, the labor market remained tight, especially in the financial area. The state's March jobless rate was 4.2%, down from 4.6% a year ago.

- Education bonds, especially New York State Dormitory Authority issues, were again the largest sector representation among the Portfolio's holdings. The Authority is one of New York State's largest issuers of bonds. In more than 50 years of service, the Authority has become one of the nation's largest financing mechanisms for educational and health care facilities.

- The Portfolio found good income opportunities among lease revenue bonds, its second-largest sector weighting at March 31. Lease revenue bonds are a financing tool used to fund the purchase of equipment and facilities and have been critical to the financing of utilities and transportation projects in recent years.

RATING DISTRIBUTION*

[TABLE REPRESENTATION OF PIE CHART]

AAA            24.5%
AA             50.6%
A              12.5%
BBB             1.1%
Non-Rated      11.3%

THE FUND
-----------------------------------------------
- During the six months ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 8.74% and 8.35%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.51 on March 31, 2001, from $9.91 on September 29, 2000, and the reinvestment of $0.259 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $11.35 from $10.70, and the reinvestment of $0.236 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs at March 31, the distribution rates were 4.93% for Class A and 4.20% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.76% and 7.47%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.46 and 3.91%, respectively.(5) These SEC 30-day yields are equivalent to taxable yields of 7.93% and 6.95%.(4)

FIVE LARGEST SECTORS*
By total net assets

[TABLE REPRESENTATION OF BAR CHART]

EDUCATION                                      28.8
LEASE REVENUE/CERTIFICATES OF PARTICIPATION    10.5%
SPECIAL TAX REVENUE                            10.4%
INSURED EDUCATION**                             7.1%
INSURED TRANSPORTATION**                        6.1%

 * May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                   Class A          Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          12.80%           11.97%
Five Years                         6.61             5.77
Ten Years                          N.A.             6.75
Life of Fund+                      6.75             6.95

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           7.44%            6.97%
Five Years                         5.58             5.45
Ten Years                          N.A.             6.75
Life of Fund+                      6.01             6.95

+Inception date: Class A: 4/15/94; Class B: 8/30/90

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.74% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will change.

EATON VANCE OHIO MUNICIPALS FUND AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J.     MANAGEMENT UPDATE
FETTER]                 ----------------------------------------------
Thomas J. Fetter        -  Ohio's economy was noticeably weaker than in recent
Portfolio Manager          years. While the retail sector has held up relatively
                           well, industrial areas have been characterized by increasing job layoffs, the result of lower end-market demand. The state's March jobless rate was 3.7%, a decline from the 4.1% rate of a year ago.

- Industrial development bonds (IDR) provided some compelling opportunities for the Portfolio. In a weaker economy, management has remained very selective and emphasized diversification within the IDR segment. The Portfolio's investments included bonds issued by such companies as Continental Airlines, Kmart, and Ford Motor Company.

- Management continued its efforts to upgrade the Portfolio's call protection. With lower rates, there is a growing possibility that some bonds may be called prior to maturity, causing the proceeds to be invested at a lower interest rates. For this reason, management has continued its efforts to improve call protection.

RATING DISTRIBUTION*

[TABLE REPRESENTATION OF PIE CHART]

AAA            34.0%
AA             14.4%
A              21.0%
BBB            10.9%
BB              3.7%
Non-Rated      16.0%

THE FUND
-----------------------------------------------
- During the six months ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 5.89% and 5.42%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.17 on March 31, 2001, from $8.92 on September 29, 2000, and the reinvestment of $0.258 per share in tax-free income and $0.01 per share in capital gains distributions.(2) For Class B, this return resulted from an increase in NAV to $10.36 from $10.08, and the reinvestment of $0.250 per share in tax-free income and $0.01 per share in capital gains distributions.(2)

- Based on the Fund's most recent dividends and NAVs at March 31, the distribution rates were 5.65% for Class A and 4.87% for Class B.(3) These distribution rates are equivalent to taxable rates of 10.11% and 8.72%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 5.00% and 4.55%, respectively.(5) These SEC 30-day yields are equivalent to taxable yields of 8.95% and 8.14%.(4)

FIVE LARGEST SECTORS*
By total net assets

[TABLE REPRESENTATION OF BAR CHART]

INDUSTRIAL DEVELOPMENT REVENUE                 17.7%
HOSPITAL                                       14.7%
HOUSING                                         8.1%
INSURED TRANSPORTATION**                        7.5%
NURSING HOME                                    7.2%

 * May not represent the Portfolio's current or future investments.
** Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                    Class A          Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          10.02%            9.22%
Five Years                         5.45             4.60
Life of Fund+                      4.40             5.79

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           4.80%            4.22%
Five Years                         4.42             4.27
Life of Fund+                      3.71             5.79

+Inception date: Class A: 12/7/93; Class B: 4/18/91

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 44.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Yields will change.

EATON VANCE RHODE ISLAND MUNICIPALS FUND AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B.    MANAGEMENT UPDATE
MACINTOSH]             ----------------------------------------------
Robert B. MacIntosh    -  Rhode Island's unemployment rate was 4.0% in March
Portfolio Manager         2001, up slightly from the previous month, but still
                          outperforming the national average. Total jobs in the goods-producing sector were down by 1.0% from a year ago, led by losses in jewelry and textiles. Service-producing jobs were on the rise, however, gaining 2.1% since March of 2000.

- Management focused on improving the credit quality of the Portfolio whenever possible. With credit spreads somewhat tight, there were good opportunities to trade into higher credit quality bonds. This strategy also had the effect of raising the call protection of the Portfolio.

-    Insured** education bonds, especially Rhode Island State Health
     & Educational Building Corporation issues, were the largest sector representation among the Portfolio's holdings. They represented such institutions as Bryant College, Roger Williams College, and the University of Rhode Island.

RATING DISTRIBUTION*

[TABLE REPRESENTATION OF PIE CHART]

AAA            69.3%
AA              8.0%
A               8.9%
BBB            12.6%
Non-Rated       1.2%

THE FUND
-----------------------------------------------
- During the six months ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 7.98% and 7.54%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.61 on March 31, 2001, from $9.12 on September 29, 2000, and the reinvestment of $0.231 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.84 from $9.34, and the reinvestment of $0.199 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs at March 31, the distribution rates were 4.84% for Class A and 4.09% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.93% and 7.55%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.38% and 3.84%, respectively.(5) These SEC 30-day yields are equivalent to taxable yields of 8.08% and 7.09%.(4)


FIVE LARGEST SECTORS*
By total net assets

[TABLE REPRESENTATION OF BAR CHART]

INSURED EDUCATION**                            14.5%
INSURED SPECIAL TAX REVENUE**                  14.1%
INSURED GENERAL OBLIGATION**                   13.9%
HOUSING                                         9.0%
HOSPITAL                                        7.1%

 * May not represent the Portfolio's current or future investments.
** Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                   Class A          Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          12.51%           11.59%
Five Years                         5.97             5.35
Life of Fund+                      4.54             4.52

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           7.15%            6.59%
Five Years                         4.94             5.03
Life of Fund+                      3.84             4.52

+Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 45.82% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% -4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Yields will change.

EATON VANCE WEST VIRGINIA MUNICIPALS FUND AS OF MARCH 31, 2001
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B.    MANAGEMENT UPDATE
MACINTOSH]             ----------------------------------------------
Robert B. MacIntosh    -  West Virginia's seasonally adjusted unemployment rate
Portfolio Manager         fell to 5.4% in February 2001. Job losses in
                          manufacturing, construction, and mining were offset by gains in the service-producing sector, including government, finance, insurance and real estate.
                          Recently released data for 2000 reveal that West
                          Virginia's annual average unemployment rate was 5.5% in 2000. While above the national average, it is the the state's best showing since 1976.

- With market conditions favorable for upgrading the credit quality profile of the Portfolio, management concentrated on paring back on some lower-investment-grade credits and investing in higher credit quality bonds over the past six months. At March 31, 2001, the average rating of the Portfolio was AA+.

- Management continued its efforts to upgrade the Portfolio's call protection. With lower rates, there is a growing possibility that some bonds may be called prior to maturity, causing the proceeds to be invested at lower interest rates. For this reason, management has continued its efforts to improve call protection.

RATING DISTRIBUTION*

[TABLE REPRESENTATION OF PIE CHART]

AAA            67.7%
A              21.8%
BBB             8.9%
Non-Rated       1.6%

THE FUND
-----------------------------------------------
- During the six months ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 7.32% and 6.95%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.73 on March 31, 2001, from $9.29 on September 29, 2000, and the reinvestment of $0.234 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.93 from $9.48, and the reinvestment of $0.203 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs at March 31, the distribution rates were 4.82% for Class A and 4.14% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.54% and 7.33%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31 were 4.25% and 3.71%, respectively.(5) These SEC 30-day yields are equivalent to taxable yields of 7.53% and 6.57%.(4)

FIVE LARGEST SECTORS*
By total net assets

[TABLE REPRESENTATION OF BAR CHART]

INSURED WATER & SEWER**                        16.2%
INSURED HOSPITAL**                             16.0%
INDUSTRIAL DEVELOPMENT REVENUE                 13.9%
HOSPITAL                                       11.4%
INSURED ELECTRIC UTILITIES**                    9.0%

 * May not represent the Portfolio's current or future investments. **Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                   Class A          Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          11.55%           10.73%
Five Years                         6.00             5.16
Life of Fund+                      4.80             4.52

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           6.22%            5.73%
Five Years                         4.97             4.83
Life of Fund+                      4.10             4.52

+Inception date: Class A: 12/13/93; Class B: 6/11/93

(1)These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC)for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.53% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will change.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

                                CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
---------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $223,536,513    $269,310,094     $181,042,149       $15,340,933
   Unrealized appreciation         25,937,340      11,758,374        9,262,713           841,481
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $249,473,853    $281,068,468     $190,304,862       $16,182,414
---------------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $     19,382    $    108,875     $    237,902       $     4,241
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                     $249,493,235    $281,177,343     $190,542,764       $16,186,655
---------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $  1,295,877    $    532,775     $    104,773       $     6,834
Dividends payable                     495,870         518,816          335,021            30,697
Payable to affiliate for
   Trustees' fees                          29             300               --                --
Payable to affiliate for
   service fees                        56,657              --               --                --
Accrued expenses                       52,289          41,150           42,604             9,067
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                $  1,900,722    $  1,093,041     $    482,398       $    46,598
---------------------------------------------------------------------------------------------------
NET ASSETS                       $247,592,513    $280,084,302     $190,060,366       $16,140,057
---------------------------------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------------------------------
Paid-in capital                  $242,144,251    $270,165,712     $189,000,300       $16,628,174
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (19,937,067)     (1,790,447)      (7,957,788)       (1,355,240)
Accumulated undistributed
   (distributions in excess
   of) net investment income         (552,011)        (49,337)        (244,859)           25,642
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                           25,937,340      11,758,374        9,262,713           841,481
---------------------------------------------------------------------------------------------------
TOTAL                            $247,592,513    $280,084,302     $190,060,366       $16,140,057
---------------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------------
NET ASSETS                       $ 19,552,296    $ 16,220,077     $ 20,300,983       $ 1,465,613
SHARES OUTSTANDING                  1,822,134       1,548,873        2,143,819           152,019
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      10.73    $      10.47     $       9.47       $      9.64
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                     $      11.27    $      10.99     $       9.94       $     10.12
---------------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------------
NET ASSETS                       $228,040,217    $263,864,225     $162,448,497       $14,674,444
SHARES OUTSTANDING                 22,991,201      24,574,477       15,381,937         1,487,812
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $       9.92    $      10.74     $      10.56       $      9.86
---------------------------------------------------------------------------------------------------
Class I Shares
---------------------------------------------------------------------------------------------------
NET ASSETS                       $         --    $         --     $  7,310,886       $        --
SHARES OUTSTANDING                         --              --          747,679                --
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $         --    $         --     $       9.78       $        --
---------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

                                NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
--------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $313,085,144   $180,990,504     $39,104,305        $23,630,481
   Unrealized appreciation        29,805,520      2,130,412       1,846,291          1,201,646
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $342,890,664   $183,120,916     $40,950,596        $24,832,127
--------------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    303,032   $     38,958     $    28,757        $    13,000
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                    $343,193,696   $183,159,874     $40,979,353        $24,845,127
--------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    603,717   $    178,330     $   163,657        $        --
Dividends payable                    622,444        370,174          64,098             41,046
Payable to affiliate for
   Trustees' fees                         43            420              --              1,021
Accrued expenses                      73,533         41,569          12,657             14,697
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $  1,299,737   $    590,493     $   240,412        $    56,764
--------------------------------------------------------------------------------------------------
NET ASSETS                      $341,893,959   $182,569,381     $40,738,941        $24,788,363
--------------------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------------------
Paid-in capital                 $314,072,502   $180,683,112     $41,229,486        $24,937,275
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (1,214,114)      (346,419)     (2,374,490)        (1,303,215)
Accumulated undistributed
   (distributions in excess
   of) net investment income        (769,949)       102,276          37,654            (47,343)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          29,805,520      2,130,412       1,846,291          1,201,646
--------------------------------------------------------------------------------------------------
TOTAL                           $341,893,959   $182,569,381     $40,738,941        $24,788,363
--------------------------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------------------------
NET ASSETS                      $ 15,368,627   $  9,545,128     $ 5,751,469        $ 2,672,783
SHARES OUTSTANDING                 1,462,772      1,040,763         598,655            274,677
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      10.51   $       9.17     $      9.61        $      9.73
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $      11.03   $       9.63     $     10.09        $     10.22
--------------------------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------------------------
NET ASSETS                      $326,525,332   $173,024,253     $34,987,472        $22,115,580
SHARES OUTSTANDING                28,775,724     16,701,963       3,556,773          2,226,951
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      11.35   $      10.36     $      9.84        $      9.93
--------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

                                          CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $ 7,118,420    $ 8,321,005      $ 5,413,789          $453,945
Expenses allocated from Portfolio              (654,727)      (670,073)        (441,110)          (26,916)
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $ 6,463,693    $ 7,650,932      $ 4,972,679          $427,029
-------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                  $     2,172    $     2,402      $     2,172          $    108
Distribution and service fees
   Class A                                       24,685         14,355           13,264             1,352
   Class B                                      676,134      1,255,479          762,333            68,220
Legal and accounting services                     8,551          8,948           11,676            10,586
Printing and postage                              9,162         14,137            8,096             1,196
Custodian fee                                    10,851          2,600            9,829             3,276
Transfer and dividend disbursing agent
   fees                                          95,787         91,768           65,993             6,096
Registration fees                                 1,950          2,800            5,033               181
Miscellaneous                                    14,219         17,249           10,667             1,471
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $   843,511    $ 1,409,738      $   889,063          $ 92,486
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 5,620,182    $ 6,241,194      $ 4,083,616          $334,543
-------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $(1,076,898)   $  (334,848)     $   381,386          $ 61,696
   Financial futures contracts                 (378,481)      (396,821)        (405,576)          (21,425)
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                    $(1,455,379)   $  (731,669)     $   (24,190)         $ 40,271
-------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $12,616,093    $13,288,868      $ 8,943,081          $506,344
   Financial futures contracts                  (19,793)         8,102         (119,118)              459
-------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $12,596,300    $13,296,970      $ 8,823,963          $506,803
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN            $11,140,921    $12,565,301      $ 8,799,773          $547,074
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $16,761,103    $18,806,495      $12,883,389          $881,617
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

                                          NEW YORK FUND  OHIO FUND   RHODE ISLAND FUND  WEST VIRGINIA FUND
----------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $ 9,842,571   $5,956,629     $1,135,925          $  701,019
Expenses allocated from Portfolio             (927,118)    (497,599)       (64,161)            (46,942)
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $ 8,915,453   $5,459,030     $1,071,764          $  654,077
----------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $     2,186   $    2,507     $      109          $       76
Distribution and service fees
   Class A                                      13,063        8,263          5,240               2,443
   Class B                                   1,555,067      820,938        161,975             105,411
Legal and accounting services                   14,973       11,359          8,512               7,747
Printing and postage                            15,939       10,632          2,134               2,366
Custodian fee                                   16,868       14,626          2,657               3,630
Transfer and dividend disbursing agent
   fees                                        134,809       62,499         12,801               7,154
Registration fees                                2,538        3,950            303                  --
Miscellaneous                                   23,317       11,434          3,723               1,083
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $ 1,778,760   $  946,208     $  197,454          $  129,910
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 7,136,693   $4,512,822     $  874,310          $  524,167
----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $ 1,658,587   $  498,019     $  132,391          $ (119,670)
   Financial futures contracts                (422,552)    (245,652)            --                  --
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                   $ 1,236,035   $  252,367     $  132,391          $ (119,670)
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $18,116,139   $4,685,339     $1,887,811          $1,280,256
   Financial futures contracts                 570,075      237,531         (9,459)             (5,663)
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $18,686,214   $4,922,870     $1,878,352          $1,274,593
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN           $19,922,249   $5,175,237     $2,010,743          $1,154,923
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $27,058,942   $9,688,059     $2,885,053          $1,679,090
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  5,620,182    $  6,241,194     $  4,083,616       $   334,543
   Net realized gain (loss)                  (1,455,379)       (731,669)         (24,190)           40,271
   Net change in unrealized appreciation
      (depreciation)                         12,596,300      13,296,970        8,823,963           506,803
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 16,761,103    $ 18,806,495     $ 12,883,389       $   881,617
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (480,081)   $   (376,381)    $   (332,723)      $   (32,965)
      Class B                                (5,140,101)     (5,867,131)      (3,535,938)         (301,563)
      Class I                                        --              --         (186,288)               --
   In excess of net investment income
      Class A                                   (31,766)             --           (3,405)               --
      Class B                                  (370,490)        (48,958)              --                --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $ (6,022,438)   $ (6,292,470)    $ (4,058,354)      $  (334,528)
-------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  2,858,247    $  4,098,497     $  8,889,141       $   137,214
      Class B                                10,792,780       5,784,354        4,365,167           609,959
      Class I                                        --              --          475,000                --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   220,820         135,348          167,842            15,559
      Class B                                 2,178,083       1,922,740        1,642,251           121,662
      Class I                                        --              --           18,450                --
   Cost of shares redeemed
      Class A                                (1,997,569)     (1,174,283)        (551,146)           (2,919)
      Class B                               (15,566,418)    (19,782,286)      (9,267,002)         (914,027)
      Class I                                        --              --         (776,843)               --
   Contingent deferred sales charges
      Class B                                    57,525              --               --                --
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS            $ (1,456,532)   $ (9,015,630)    $  4,962,860       $   (32,552)
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                 $  9,282,133    $  3,498,395     $ 13,787,895       $   514,537
-------------------------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of period                     $238,310,380    $276,585,907     $176,272,471       $15,625,520
-------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $247,592,513    $280,084,302     $190,060,366       $16,140,057
-------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                           $   (552,011)   $    (49,337)    $   (244,859)      $    25,642
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

INCREASE (DECREASE) IN NET ASSETS         NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  7,136,693   $  4,512,822     $   874,310        $   524,167
   Net realized gain (loss)                  1,236,035        252,367         132,391           (119,670)
   Net change in unrealized appreciation
      (depreciation)                        18,686,214      4,922,870       1,878,352          1,274,593
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 27,058,942   $  9,688,059     $ 2,885,053        $ 1,679,090
------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (312,911)  $   (240,585)    $  (128,233)       $   (59,399)
      Class B                               (6,823,782)    (4,253,672)       (704,985)          (464,689)
   In excess of net investment income
      Class A                                   (7,115)        (1,139)             --                 --
      Class B                                 (142,337)            --              --             (3,796)
   From net realized gain
      Class A                                       --         (9,287)             --                 --
      Class B                                       --       (169,636)             --                 --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (7,286,145)  $ (4,674,319)    $  (833,218)       $  (527,884)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  4,544,221   $  1,393,815     $ 1,328,636        $   359,120
      Class B                                6,155,775      3,036,476       1,607,382            234,268
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  116,954        110,734          83,353             36,363
      Class B                                3,597,886      2,109,371         346,017            214,530
   Cost of shares redeemed
      Class A                               (1,416,275)      (242,909)       (182,061)          (141,442)
      Class B                              (25,301,478)   (11,867,302)     (2,057,908)        (1,769,906)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $(12,302,917)  $ (5,459,815)    $ 1,125,419        $(1,067,067)
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $  7,469,880   $   (446,075)    $ 3,177,254        $    84,139
------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of period                    $334,424,079   $183,015,456     $37,561,687        $24,704,224
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $341,893,959   $182,569,381     $40,738,941        $24,788,363
------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $   (769,949)  $    102,276     $    37,654        $   (47,343)
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $ 12,563,896    $ 14,347,554     $  9,024,636       $   696,074
   Net realized gain (loss)                    (543,110)       (857,050)         394,318            (1,593)
   Net change in unrealized appreciation
      (depreciation)                           (999,969)     (1,871,030)      (2,780,515)         (103,473)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 11,020,817    $ 11,619,474     $  6,638,439       $   591,008
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (865,911)   $   (719,785)    $   (700,166)      $   (56,317)
      Class B                               (11,893,295)    (13,363,789)      (7,734,888)         (655,435)
      Class I                                        --              --         (458,128)               --
   In excess of net investment income
      Class A                                   (30,147)             --          (27,652)           (2,099)
      Class B                                  (101,540)             --               --                --
   In excess of net realized gains
      Class A                                        --        (150,602)              --                --
      Class B                                        --      (3,791,295)              --                --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $(12,890,893)   $(18,025,471)    $ (8,920,834)      $  (713,851)
-------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  5,445,845    $  9,571,286     $  5,301,458       $   335,853
      Class B                                11,077,588      10,408,420        6,163,438           377,257
      Class I                                        --              --          160,208                --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   362,635         331,861          365,326            22,936
      Class B                                 4,649,557       6,120,513        3,577,547           264,488
      Class I                                        --              --           37,555                --
   Cost of shares redeemed
      Class A                                (4,829,901)     (9,880,028)     (10,081,064)         (521,472)
      Class B                               (46,113,284)    (78,635,073)     (35,547,462)       (2,485,653)
      Class I                                        --              --       (3,099,134)               --
   Contingent deferred sales charges
      Class B                                   150,183              --               --                --
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $(29,257,377)   $(62,083,021)    $(33,122,128)      $(2,006,591)
-------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(31,127,453)   $(68,489,018)    $(35,404,523)      $(2,129,434)
-------------------------------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of year                       $269,437,833    $345,074,925     $211,676,994       $17,754,954
-------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $238,310,380    $276,585,907     $176,272,471       $15,625,520
-------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (149,755)   $      1,939     $   (270,121)      $    25,627
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS         NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 16,201,717   $  9,648,410     $ 1,765,397        $ 1,093,760
   Net realized gain (loss)                 (2,323,039)        20,701        (401,663)           (79,957)
   Net change in unrealized appreciation
      (depreciation)                         3,047,937     (4,682,142)        472,241             71,326
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 16,926,615   $  4,986,969     $ 1,835,975        $ 1,085,129
------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (611,854)  $   (468,273)    $  (191,074)       $  (104,574)
      Class B                              (15,589,863)    (9,300,206)     (1,521,786)          (989,186)
   In excess of net investment income
      Class A                                  (12,491)        (4,338)             --             (4,588)
      Class B                                  (94,505)            --              --            (23,589)
   From net realized gain
      Class A                                       --         (1,091)             --                 --
      Class B                                       --        (19,610)             --                 --
   In excess of net realized gains
      Class A                                       --         (3,449)             --                 --
      Class B                                       --        (69,889)             --                 --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(16,308,713)  $ (9,866,856)    $(1,712,860)       $(1,121,937)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  2,668,062   $  1,959,116     $ 1,641,715        $   543,087
      Class B                                8,477,237      7,383,182       2,911,486            878,270
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  281,190        181,252         115,060             73,294
      Class B                                8,100,110      4,406,887         798,662            468,286
   Cost of shares redeemed
      Class A                               (4,252,832)    (3,078,468)       (831,548)          (176,779)
      Class B                              (82,102,002)   (38,561,508)     (8,261,737)        (3,764,936)
------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(66,828,235)  $(27,709,539)    $(3,626,362)       $(1,978,778)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(66,210,333)  $(32,589,426)    $(3,503,247)       $(2,015,586)
------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------
At beginning of year                      $400,634,412   $215,604,882     $41,064,934        $26,719,810
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $334,424,079   $183,015,456     $37,561,687        $24,704,224
------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (620,497)  $     84,850     $    (3,438)       $   (43,626)
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CALIFORNIA FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)(1)       2000(1)       1999        1998(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.270         $10.320      $11.340      $10.900
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.259         $ 0.536      $ 0.544      $ 0.556
Net realized and unrealized
   gain (loss)                           0.477          (0.031)      (1.007)       0.468
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.736         $ 0.505      $(0.463)     $ 1.024
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.259)        $(0.536)     $(0.542)     $(0.564)
In excess of net investment
   income                               (0.017)         (0.019)      (0.015)      (0.020)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.276)        $(0.555)     $(0.557)     $(0.584)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.730         $10.270      $10.320      $11.340
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.22%           5.17%       (4.25)%       9.65%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $19,552         $17,617      $16,675      $ 9,740
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.94%(4)        0.89%        0.78%        0.79%
   Expenses after custodian
      fee reduction(3)                    0.90%(4)        0.88%        0.76%        0.77%
   Net investment income                  4.86%(4)        5.35%        4.93%        5.02%
Portfolio Turnover of the
   Portfolio                                18%             13%          28%          16%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CALIFORNIA FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)(1)       2000(1)       1999        1998(1)       1997         1996
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.490        $  9.520     $ 10.420     $ 10.010     $  9.540     $  9.410
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.223        $  0.475     $  0.474     $  0.431     $  0.451     $  0.464
Net realized and unrealized
   gain (loss)                           0.444          (0.024)      (0.934)       0.428        0.477        0.135
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.667        $  0.451     $ (0.460)    $  0.859     $  0.928     $  0.599
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.223)       $ (0.483)    $ (0.448)    $ (0.431)    $ (0.451)    $ (0.465)
In excess of net investment
   income                               (0.016)         (0.004)          --       (0.018)      (0.007)      (0.004)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)       $ (0.487)    $ (0.448)    $ (0.449)    $ (0.458)    $ (0.469)
-------------------------------------------------------------------------------------------------------------------
Contingent deferred sales
   charges                            $  0.002        $  0.006     $  0.008           --           --           --
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.920        $  9.490     $  9.520     $ 10.420     $ 10.010     $  9.540
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.09%           5.06%       (4.50)%       8.80%        9.98%        6.49%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $228,040        $220,693     $252,763     $300,914     $321,157     $361,255
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.28%(4)        1.13%        1.18%        1.66%        1.69%        1.66%
   Expenses after custodian
      fee reduction(3)                    1.24%(4)        1.12%        1.16%        1.64%        1.68%        1.65%
   Net investment income                  4.53%(4)        5.13%        4.70%        4.25%        4.66%        4.87%
Portfolio Turnover of the
   Portfolio                                18%             13%          28%          16%          12%          14%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  FLORIDA FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)          2000(1)       1999        1998(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.010         $10.190      $11.150      $10.640
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.265         $ 0.535      $ 0.549      $ 0.528
Net realized and unrealized
   gain (loss)                           0.464          (0.051)      (0.979)       0.532
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.729         $ 0.484      $(0.430)     $ 1.060
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.269)        $(0.539)     $(0.530)     $(0.528)
In excess of net investment
   income                                   --              --           --       (0.022)
In excess of net realized gain              --          (0.125)          --           --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.269)        $(0.664)     $(0.530)     $(0.550)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.470         $10.010      $10.190      $11.150
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.35%           5.05%       (4.02)%      10.20%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $16,220         $12,558      $12,818      $11,764
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.84%(4)        0.89%        0.75%        0.73%
   Expenses after custodian
      fee reduction(3)                    0.78%(4)        0.84%        0.70%        0.69%
   Net investment income                  5.16%(4)        5.42%        5.07%        4.82%
Portfolio Turnover of the
   Portfolio                                 1%             12%          39%          25%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares oustanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               FLORIDA FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)          2000(1)       1999        1998(1)       1997         1996
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.270        $ 10.430     $ 11.420     $ 10.900     $ 10.780     $ 10.720
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.234        $  0.479     $  0.466     $  0.447     $  0.488     $  0.505
Net realized and unrealized
   gain (loss)                           0.472          (0.046)      (1.001)       0.546        0.136        0.067
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.706        $  0.433     $ (0.535)    $  0.993     $  0.624     $  0.572
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.234)       $ (0.468)    $ (0.455)    $ (0.447)    $ (0.488)    $ (0.506)
In excess of net investment
   income                               (0.002)             --           --       (0.026)      (0.016)      (0.006)
In excess of net realized gain              --          (0.125)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.236)       $ (0.593)    $ (0.455)    $ (0.473)    $ (0.504)    $ (0.512)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.740        $ 10.270     $ 10.430     $ 11.420     $ 10.900     $ 10.780
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           6.93%           4.38%       (4.84)%       9.30%        5.89%        5.43%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $263,864        $264,028     $332,227     $442,863     $504,057     $612,438
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.59%(4)        1.58%        1.58%        1.55%        1.57%        1.55%
   Expenses after custodian
      fee reduction(3)                    1.53%(4)        1.53%        1.53%        1.51%        1.53%        1.52%
   Net investment income                  4.43%(4)        4.73%        4.23%        4.01%        4.50%        4.67%
Portfolio Turnover of the
   Portfolio                                 1%             12%          39%          25%          54%          51%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares oustanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               MASSACHUSETTS FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)      1998(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.020         $ 9.110      $ 9.940      $ 9.620
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.242         $ 0.478      $ 0.504      $ 0.493
Net realized and unrealized
   gain (loss)                           0.452          (0.071)      (0.828)       0.357
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.694         $ 0.407      $(0.324)     $ 0.850
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.242)        $(0.478)     $(0.505)     $(0.493)
In excess of net investment
   income                               (0.002)         (0.019)      (0.001)      (0.037)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.244)        $(0.497)     $(0.506)     $(0.530)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.470         $ 9.020      $ 9.110      $ 9.940
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.77%           4.70%       (3.42)%       9.07%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $20,301         $11,212      $15,825      $13,282
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.85%(4)        0.87%        0.70%        0.74%
   Expenses after custodian
      fee reduction(3)                    0.82%(4)        0.85%        0.68%        0.72%
   Net investment income                  5.11%(4)        5.49%        5.23%        5.04%
Portfolio Turnover of the
   Portfolio                                 7%             15%          24%          28%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            MASSACHUSETTS FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)      1998(1)       1997         1996
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.050        $ 10.130     $ 11.070     $ 10.690     $ 10.330     $ 10.270
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.230        $  0.468     $  0.470     $  0.468     $  0.487     $  0.491
Net realized and unrealized
   gain (loss)                           0.509          (0.088)      (0.945)       0.396        0.360        0.066
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.739        $  0.380     $ (0.475)    $  0.864     $  0.847     $  0.557
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.229)       $ (0.460)    $ (0.465)    $ (0.468)    $ (0.487)    $ (0.492)
In excess of net investment
   income                                   --              --           --       (0.016)          --       (0.005)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.229)       $ (0.460)    $ (0.465)    $ (0.484)    $ (0.487)    $ (0.497)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.560        $ 10.050     $ 10.130     $ 11.070     $ 10.690     $ 10.330
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.41%           3.93%       (4.44)%       8.28%        8.41%        5.53%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $162,448        $157,801     $185,540     $225,371     $239,838     $267,398
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.60%(4)        1.61%        1.57%        1.60%        1.61%        1.59%
   Expenses after custodian
      fee reduction(3)                    1.57%(4)        1.59%        1.55%        1.58%        1.59%        1.58%
   Net investment income                  4.45%(4)        4.74%        4.37%        4.32%        4.70%        4.75%
Portfolio Turnover of the
   Portfolio                                 7%             15%          24%          28%          35%          51%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               MASSACHUSETTS FUND -- CLASS I
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)      1998(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.310         $ 9.390      $10.260      $ 9.890
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.258         $ 0.519      $ 0.528      $ 0.527
Net realized and unrealized
   gain (loss)                           0.471          (0.079)      (0.869)       0.373
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.729         $ 0.440      $(0.341)     $ 0.900
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.259)        $(0.520)     $(0.529)     $(0.527)
In excess of net investment
   income                                   --              --           --       (0.003)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.259)        $(0.520)     $(0.529)     $(0.530)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.780         $ 9.310      $ 9.390      $10.260
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.90%           4.92%       (3.53)%       9.34%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 7,311         $ 7,259      $10,311      $11,439
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.64%(4)        0.68%        0.64%        0.66%
   Expenses after custodian
      fee reduction(3)                    0.61%(4)        0.66%        0.62%        0.64%
   Net investment income                  5.39%(4)        5.67%        5.30%        5.24%
Portfolio Turnover of the
   Portfolio                                 7%             15%          24%          28%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                MISSISSIPPI FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)       1998
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.310         $ 9.350      $10.060      $ 9.740
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.234         $ 0.459      $ 0.487      $ 0.474
Net realized and unrealized
   gain (loss)                           0.330          (0.023)      (0.715)       0.331
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.564         $ 0.436      $(0.228)     $ 0.805
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.234)        $(0.459)     $(0.482)     $(0.478)
In excess of net investment
   income                                   --          (0.017)          --       (0.007)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.234)        $(0.476)     $(0.482)     $(0.485)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.640         $ 9.310      $ 9.350      $10.060
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                           6.12%           4.87%       (2.37)%       8.47%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,466         $ 1,269      $ 1,455      $ 1,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.89%(4)        1.02%        0.70%        0.72%
   Expenses after custodian
      fee reduction(3)                    0.84%(4)        1.00%        0.68%        0.70%
   Net investment income                  4.96%(4)        5.02%        4.97%        4.77%
Portfolio Turnover of the
   Portfolio                                 8%              4%          16%          17%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             MISSISSIPPI FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)       1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.530         $ 9.560      $10.300      $ 9.970      $ 9.610      $ 9.480
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.204         $ 0.404      $ 0.417      $ 0.419      $ 0.433      $ 0.451
Net realized and unrealized
   gain (loss)                           0.330          (0.023)      (0.741)       0.337        0.362        0.122
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.534         $ 0.381      $(0.324)     $ 0.756      $ 0.795      $ 0.573
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.204)        $(0.411)     $(0.416)     $(0.426)     $(0.435)     $(0.443)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.204)        $(0.411)     $(0.416)     $(0.426)     $(0.435)     $(0.443)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.860         $ 9.530      $ 9.560      $10.300      $ 9.970      $ 9.610
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           5.65%           4.14%       (3.25)%       7.75%        8.45%        6.17%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $14,674         $14,356      $16,300      $18,615      $20,924      $23,862
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        1.64%(4)        1.76%        1.51%        1.50%        1.60%        1.44%
   Net expenses after
      custodian fee
      reduction(3)                        1.59%(4)        1.74%        1.49%        1.48%        1.59%        1.41%
   Net investment income                  4.22%(4)        4.28%        4.16%        4.12%        4.39%        4.64%
Portfolio Turnover of the
   Portfolio                                 8%              4%          16%          17%           6%          12%
-------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                                                1.55%
   Expenses after custodian
      fee reduction(3)                                                                                        1.52%
   Net investment income                                                                                      4.53%
Net investment income per
   share                                                                                                   $ 0.440
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 NEW YORK FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)      1998(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.910         $ 9.860      $10.920      $10.510
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.253         $ 0.515      $ 0.532      $ 0.538
Net realized and unrealized
   gain (loss)                           0.606           0.061       (0.907)       0.446
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.859         $ 0.576      $(0.375)     $ 0.984
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.253)        $(0.515)     $(0.533)     $(0.538)
In excess of net investment
   income                               (0.006)         (0.011)      (0.001)      (0.013)
From net realized gain                      --              --       (0.151)      (0.023)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.259)        $(0.526)     $(0.685)     $(0.574)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.510         $ 9.910      $ 9.860      $10.920
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                           8.74%           6.09%       (3.63)%       9.62%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $15,369         $11,411      $12,683      $11,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.87%(4)        0.83%        0.77%        0.77%
   Expenses after custodian
      fee reduction(3)                    0.87%(4)        0.83%        0.76%        0.75%
   Net investment income                  4.91%(4)        5.29%        5.09%        5.03%
Portfolio Turnover of the
   Portfolio                                11%             27%          41%          55%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              NEW YORK FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)      1998(1)       1997         1996
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.700        $ 10.640     $ 11.760     $ 11.300     $ 10.930     $ 10.830
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.232        $  0.474     $  0.483     $  0.488     $  0.506     $  0.506
Net realized and unrealized
   gain (loss)                           0.655           0.063       (0.972)       0.478        0.375        0.116
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.887        $  0.537     $ (0.489)    $  0.966     $  0.881     $  0.622
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.232)       $ (0.474)    $ (0.480)    $ (0.483)    $ (0.506)    $ (0.508)
In excess of net investment
   income                               (0.005)         (0.003)          --           --       (0.005)      (0.014)
From net realized gain                      --              --       (0.151)      (0.023)          --           --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.237)       $ (0.477)    $ (0.631)    $ (0.506)    $ (0.511)    $ (0.522)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 11.350        $ 10.700     $ 10.640     $ 11.760     $ 11.300     $ 10.930
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           8.35%           5.24%       (4.35)%       8.76%        8.23%        5.87%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $326,525        $323,013     $387,951     $473,396     $517,393     $590,397
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.62%(4)        1.59%        1.57%        1.58%        1.63%        1.54%
   Expenses after custodian
      fee reduction(3)                    1.62%(4)        1.59%        1.56%        1.56%        1.63%        1.51%
   Net investment income                  4.18%(4)        4.54%        4.27%        4.26%        4.56%        4.64%
Portfolio Turnover of the
   Portfolio                                11%             27%          41%          55%          44%          47%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   OHIO FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)           2000         1999         1998
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.920         $ 9.120      $ 9.930      $ 9.680
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.257         $ 0.506      $ 0.511      $ 0.514
Net realized and unrealized
   gain (loss)                           0.261          (0.186)      (0.725)       0.249
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.518         $ 0.320      $(0.214)     $ 0.763
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.257)        $(0.511)     $(0.513)     $(0.513)
In excess of net investment
   income                               (0.001)         (0.005)          --           --
From net realized gain                  (0.010)         (0.001)      (0.083)          --
In excess of net realized gain              --          (0.003)          --           --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.268)        $(0.520)     $(0.596)     $(0.513)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.170         $ 8.920      $ 9.120      $ 9.930
-----------------------------------------------------------------------------------------

TOTAL RETURN(1)                           5.89%           3.74%       (2.31)%       8.07%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 9,545         $ 8,052      $ 9,203      $ 6,622
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            0.86%(3)        0.88%        0.77%        0.80%
   Expenses after custodian
      fee reduction(2)                    0.86%(3)        0.88%        0.76%        0.78%
   Net investment income                  5.64%(3)        5.74%        5.32%        5.25%
Portfolio Turnover of the
   Portfolio                                12%             28%          59%          17%
-----------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                OHIO FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.080        $ 10.290     $ 11.210     $ 10.930     $ 10.590     $ 10.510
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.252        $  0.495     $  0.490     $  0.495     $  0.499     $  0.494
Net realized and unrealized
   gain (loss)                           0.289          (0.201)      (0.832)       0.280        0.328        0.071
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.541        $  0.294     $ (0.342)    $  0.775     $  0.827     $  0.565
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.251)       $ (0.500)    $ (0.495)    $ (0.495)    $ (0.487)    $ (0.485)
From net realized gain                  (0.010)         (0.001)      (0.083)          --           --           --
In excess of net realized gain              --          (0.003)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.261)       $ (0.504)    $ (0.578)    $ (0.495)    $ (0.487)    $ (0.485)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.360        $ 10.080     $ 10.290     $ 11.210     $ 10.930     $ 10.590
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           5.42%           3.04%       (3.21)%       7.24%        7.98%        5.48%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $173,024        $174,964     $206,401     $247,367     $267,001     $289,829
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            1.63%(3)        1.65%        1.61%        1.62%        1.63%        1.63%
   Expenses after custodian
      fee reduction(2)                    1.63%(3)        1.65%        1.60%        1.60%        1.62%        1.61%
   Net investment income                  4.94%(3)        4.96%        4.50%        4.46%        4.65%        4.66%
Portfolio Turnover of the
   Portfolio                                12%             28%          59%          17%          30%          35%
-------------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               RHODE ISLAND FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)           2000        1999(1)       1998
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.120         $ 9.070      $ 9.940      $ 9.610
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.243         $ 0.471      $ 0.474      $ 0.471
Net realized and unrealized
   gain (loss)                           0.478           0.046       (0.872)       0.328
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.721         $ 0.517      $(0.398)     $ 0.799
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.231)        $(0.467)     $(0.472)     $(0.469)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.231)        $(0.467)     $(0.472)     $(0.469)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.610         $ 9.120      $ 9.070      $ 9.940
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.98%           5.95%       (4.16)%       8.52%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,751         $ 4,245      $ 3,290      $ 2,200
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.74%(4)        0.79%        0.69%        0.69%
   Expenses after custodian
      fee reduction(3)                    0.68%(4)        0.76%        0.65%        0.66%
   Net investment income                  5.18%(4)        5.27%        4.94%        4.83%
Portfolio Turnover of the
   Portfolio                                12%             15%          18%          24%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            RHODE ISLAND FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000        1999(1)       1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.340         $ 9.280      $10.170      $ 9.840      $ 9.510      $ 9.400
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.211         $ 0.414      $ 0.409      $ 0.422      $ 0.427      $ 0.440
Net realized and unrealized
   gain (loss)                           0.489           0.048       (0.894)       0.334        0.334        0.125
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.700         $ 0.462      $(0.485)     $ 0.756      $ 0.761      $ 0.565
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.200)        $(0.402)     $(0.405)     $(0.422)     $(0.427)     $(0.444)
In excess of net investment
   income                                   --              --           --       (0.004)      (0.004)      (0.011)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.200)        $(0.402)     $(0.405)     $(0.426)     $(0.431)     $(0.455)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.840         $ 9.340      $ 9.280      $10.170      $ 9.840      $ 9.510
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.54%           5.17%       (4.92)%       7.87%        8.19%        6.14%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $34,987         $33,316      $37,775      $39,758      $38,234      $39,488
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        1.49%(4)        1.56%        1.49%        1.46%        1.40%        1.35%
   Net expenses after
      custodian fee
      reduction(3)                        1.43%(4)        1.53%        1.45%        1.43%        1.35%        1.32%
   Net investment income                  4.33%(4)        4.56%        4.15%        4.23%        4.43%        4.63%
Portfolio Turnover of the
   Portfolio                                12%             15%          18%          24%          39%          25%
-------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                                   1.52%        1.47%
   Expenses after custodian
      fee reduction(3)                                                                           1.47%        1.44%
   Net investment income                                                                         4.31%        4.51%
Net investment income per
   share                                                                                      $ 0.415      $ 0.429
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               WEST VIRGINIA FUND -- CLASS A
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)       1998
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.290         $ 9.290      $10.120      $ 9.790
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.234         $ 0.459      $ 0.476      $ 0.504
Net realized and unrealized
   gain (loss)                           0.440           0.020       (0.821)       0.325
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.674         $ 0.479      $(0.345)     $ 0.829
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.234)        $(0.459)     $(0.476)     $(0.499)
In excess of net investment
   income                                   --          (0.020)      (0.009)          --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.234)        $(0.479)     $(0.485)     $(0.499)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.730         $ 9.290      $ 9.290      $10.120
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.32%           5.39%       (3.55)%       8.68%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,673         $ 2,310      $ 1,866      $ 1,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.81%(4)        0.91%        0.70%        0.66%
   Expenses after custodian
      fee reduction(3)                    0.76%(4)        0.89%        0.68%        0.63%
   Net investment income                  4.87%(4)        5.02%        4.84%        5.06%
Portfolio Turnover of the
   Portfolio                                 1%              7%          32%          16%
-----------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            WEST VIRGINIA FUND -- CLASS B
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)(1)       2000(1)      1999(1)       1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.480         $ 9.470      $10.320      $ 9.970      $ 9.620      $ 9.500
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.202         $ 0.402      $ 0.403      $ 0.430      $ 0.419      $ 0.420
Net realized and unrealized
   gain (loss)                           0.452           0.019       (0.842)       0.336        0.351        0.147
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.654         $ 0.421      $(0.439)     $ 0.766      $ 0.770      $ 0.567
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.202)        $(0.402)     $(0.402)     $(0.416)     $(0.419)     $(0.427)
In excess of net investment
   income                               (0.002)         (0.009)      (0.009)          --       (0.001)      (0.020)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.204)        $(0.411)     $(0.411)     $(0.416)     $(0.420)     $(0.447)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.930         $ 9.480      $ 9.470      $10.320      $ 9.970      $ 9.620
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           6.95%           4.62%       (4.40)%       7.84%        8.18%        6.02%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $22,116         $22,394      $24,854      $29,824      $31,524      $37,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.55%(4)        1.62%        1.53%        1.48%        1.53%        1.55%
   Expenses after custodian
      fee reduction(3)                    1.50%(4)        1.60%        1.51%        1.45%        1.51%        1.51%
   Net investment income                  4.15%(4)        4.32%        4.02%        4.25%        4.31%        4.30%
Portfolio Turnover of the
   Portfolio                                 1%              7%          32%          16%          24%          43%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund). The California Fund, the Florida Fund, the Mississippi Fund, the New York Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The Massachusetts Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The California Fund invests its assets in the California Municipals Portfolio, the Florida Fund invests its assets in the Florida Municipals Portfolio, the Massachusetts Fund invests its assets in the Massachusetts Municipals Portfolio, the Mississippi Fund invests its assets in the Mississippi Municipals Portfolio, the New York Fund invests its assets in the New York Municipals Portfolio, the Ohio Fund invests its assets in the Ohio Municipals Portfolio, the Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio and the West Virginia Fund invests its assets in the West Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at March 31, 2001 for each Fund except Mississippi, Rhode Island and West Virginia which were 99.1%, 99.6% and 99.4%, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers was acquired through the Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT        EXPIRES
    ------------------------------------------------------------------------------------------------
    California Fund                           $   663,911   September 30, 2008
                                               17,095,660   September 30, 2004
    Florida Fund                                  863,997   September 30, 2008

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    FUND                                      AMOUNT        EXPIRES
    ------------------------------------------------------------------------------------------------
    Massachusetts Fund                        $     2,135   September 30, 2005
                                                7,889,824   September 30, 2004
    Mississippi Fund                            1,397,104   September 30, 2004
    New York Fund                                 311,316   September 30, 2008
                                                    7,756   September 30, 2007
    Ohio Fund                                     243,991   September 30, 2008
    Rhode Island Fund                             184,964   September 30, 2008
                                                   34,703   September 30, 2005
                                                1,523,162   September 30, 2004
                                                  426,784   September 30, 2003
                                                   21,699   September 30, 2002
    West Virginia Fund                                526   September 30, 2008
                                                  170,463   September 30, 2006
                                                  835,610   September 30, 2005

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at September 30, 2000, California Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund had net capital losses of $60,345, $1,250, $1,566,598, $70,786, $315,428 and
   $160,741, respectively, attributable to security transactions incurred after October 31, 1999. These capital losses are treated as arising on the first day of each of the Funds current taxable year.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                               CALIFORNIA FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS A                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   273,221                  546,977
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             20,806                   36,124
    Redemptions                                            (187,162)                (483,965)
    -------------------------------------------------------------------------------------------
    NET INCREASE                                            106,865                   99,136
    -------------------------------------------------------------------------------------------
                                                               CALIFORNIA FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS B                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                 1,099,478                1,193,240
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            222,219                  502,584
    Redemptions                                          (1,581,138)              (4,992,828)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                           (259,441)              (3,297,004)
    -------------------------------------------------------------------------------------------
                                                                FLORIDA FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS A                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   394,869                  973,379
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             13,104                   33,609
    Redemptions                                            (113,507)              (1,010,788)
    -------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                 294,466                   (3,800)
    -------------------------------------------------------------------------------------------

                                                                FLORIDA FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS B                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   548,679                1,028,808
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            182,262                  604,600
    Redemptions                                          (1,876,603)              (7,773,032)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                         (1,145,662)              (6,139,624)
    -------------------------------------------------------------------------------------------

                                                             MASSACHUSETTS FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS A                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   941,679                  600,896
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             17,997                   41,096
    Redemptions                                             (59,090)              (1,135,000)
    -------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                 900,586                 (493,008)
    -------------------------------------------------------------------------------------------

                                                             MASSACHUSETTS FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS B                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   419,574                  624,377
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            158,581                  361,923
    Redemptions                                            (894,804)              (3,600,056)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                           (316,649)              (2,613,756)
    -------------------------------------------------------------------------------------------

                                                             MASSACHUSETTS FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS I                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                    49,186                   17,822
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              1,921                    4,095
    Redemptions                                             (83,233)                (340,121)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                            (32,126)                (318,204)
    -------------------------------------------------------------------------------------------

                                                              MISSISSIPPI FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS A                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                    14,344                   35,782
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              1,640                    2,509
    Redemptions                                                (314)                 (57,606)
    -------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                  15,670                  (19,315)
    -------------------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                              MISSISSIPPI FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS B                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                    62,476                   40,254
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             12,522                   28,187
    Redemptions                                             (94,271)                (265,542)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                            (19,273)                (197,101)
    -------------------------------------------------------------------------------------------

                                                                NEW YORK FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS A                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   436,989                  276,495
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             11,385                   28,995
    Redemptions                                            (136,632)                (440,852)
    -------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                 311,742                 (135,362)
    -------------------------------------------------------------------------------------------

                                                                NEW YORK FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS B                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   550,213                  812,779
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            323,989                  773,581
    Redemptions                                          (2,276,998)              (7,878,326)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                         (1,402,796)              (6,291,966)
    -------------------------------------------------------------------------------------------

                                                                  OHIO FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS A                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   153,247                  223,122
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             12,242                   20,562
    Redemptions                                             (26,938)                (350,810)
    -------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                 138,551                 (107,126)
    -------------------------------------------------------------------------------------------

                                                                  OHIO FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS B                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   297,129                  746,460
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            206,673                  442,088
    Redemptions                                          (1,165,453)              (3,877,897)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                           (661,651)              (2,689,349)
    -------------------------------------------------------------------------------------------

                                                              RHODE ISLAND FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS A                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   142,121                  183,845
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              9,986                   12,927
    Redemptions                                             (19,212)                 (93,818)
    -------------------------------------------------------------------------------------------
    NET INCREASE                                            132,895                  102,954
    -------------------------------------------------------------------------------------------

                                                              RHODE ISLAND FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS B                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                   164,821                  316,927
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             35,828                   87,630
    Redemptions                                            (212,463)                (906,586)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                            (11,814)                (502,029)
    -------------------------------------------------------------------------------------------

                                                             WEST VIRGINIA FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS A                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                    36,977                   59,365
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              3,789                    8,050
    Redemptions                                             (14,783)                 (19,548)
    -------------------------------------------------------------------------------------------
    NET INCREASE                                             25,983                   47,867
    -------------------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                             WEST VIRGINIA FUND
                                              -------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2001              YEAR ENDED
    CLASS B                                          (UNAUDITED)           SEPTEMBER 30, 2000
    -------------------------------------------------------------------------------------------
    Sales                                                    23,827                   94,358
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             21,967                   50,350
    Redemptions                                            (181,001)                (406,510)
    -------------------------------------------------------------------------------------------
    NET DECREASE                                           (135,207)                (261,802)
    -------------------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,458, $2,663, $1,131, $288, $6,109, $2,747, $768 and $555 from the
   California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2001.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Class B Plan requires each Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended March 31, 2001, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $992,386, $601,073, $53,747, $1,224,401, $648,911, $127,821 and $83,581
   respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. The California Fund paid $389,487 representing 0.34% (annualized) of the Funds Class B average daily net assets. At March 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $5,118,000, $3,288,000, $596,000, $2,653,000, $3,024,000,
   $1,287,000 and $712,000, respectively. The California Fund had no Uncovered Distribution Charges at March 31, 2001.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% (annualized) (0.25% for the California Fund) of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.20% (0.25% for the California Fund) per annum of each Fund's average daily net assets attributable to Class A and Class B shares sold on or after October 12, 1999, and 0.20% (0.25% for the California Fund) per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended March 31, 2001, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $24,685, $14,355, $13,264, $1,352, $13,063,
   $8,263, $5,240 and $2,443, respectively, for Class A shares and $286,647, $263,093, $161,260, $14,473, $330,666, $172,027, $34,154, and $21,830,
   respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of the above organizations.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $49,000, $46,000, $84,000, $27,000, $15,000 and
   $14,000 of CDSC paid by Class B shareholders of Florida Fund, Massachusetts Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia, respectively, for the six months ended March 31, 2001. EVD also received $86,844 of CDSC paid by Class B shareholders of California Fund of which $57,525 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended March 31, 2001 were as follows:

    CALIFORNIA FUND
    -----------------------------------------------------
    Increases                                 $13,991,460
    Decreases                                  20,942,371

    FLORIDA FUND
    -----------------------------------------------------
    Increases                                 $ 9,947,521
    Decreases                                  26,952,190

    MASSACHUSETTS FUND
    -----------------------------------------------------
    Increases                                 $13,538,257
    Decreases                                  14,166,098

    MISSISSIPPI FUND
    -----------------------------------------------------
    Increases                                 $   744,204
    Decreases                                   1,218,619

    NEW YORK FUND
    -----------------------------------------------------
    Increases                                 $10,514,883
    Decreases                                  31,950,007

    OHIO FUND
    -----------------------------------------------------
    Increases                                 $ 4,509,720
    Decreases                                  15,990,772

    RHODE ISLAND FUND
    -----------------------------------------------------
    Increases                                 $ 2,958,171
    Decreases                                   2,702,696

    WEST VIRGINIA FUND
    -----------------------------------------------------
    Increases                                 $   580,393
    Decreases                                   2,345,007

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.1%
-------------------------------------------------------------------------
    $ 5,000        Sacramento Power Authority, (Campbell's
                   Soup), 6.00%, 7/1/22                      $  5,218,700
-------------------------------------------------------------------------
                                                             $  5,218,700
-------------------------------------------------------------------------
Education -- 1.1%
-------------------------------------------------------------------------
    $ 2,500        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.25%, 9/1/26                             $  2,598,450
-------------------------------------------------------------------------
                                                             $  2,598,450
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 28.6%
-------------------------------------------------------------------------
    $15,000        Foothill/Eastern Corridor Agency, Toll
                   Road Bonds, Escrowed to Maturity, (FSA),
                   0.00%, 1/1/28                             $  3,629,400
      3,455        Northern California Power Agency,
                   (MBIA), Prerefunded to 9/3/02, Variable
                   Rate, 8/1/25(1)                              3,899,831
     10,000        Sacramento Cogeneration Authority,
                   (Procter & Gamble), Prerefunded to
                   7/1/05, 6.50%, 7/1/21                       11,396,900
      6,000        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.25%, 1/1/21                                8,227,980
     14,285        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.50%, 11/1/16                              19,872,863
     12,000        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/14          6,573,960
      5,765        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/26          1,554,763
     35,975        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/27          9,201,685
      2,000        Southern California Public Power
                   Authority, (FGIC), Escrowed to Maturity,
                   Variable Rate, 7/1/12(1)                     2,155,000
      4,350        Stockton, Wastewater Treatment Plant,
                   (FGIC), Prerefunded to 9/1/04,
                   6.80%, 9/1/24                                4,919,024
-------------------------------------------------------------------------
                                                             $ 71,431,406
-------------------------------------------------------------------------
General Obligations -- 1.0%
-------------------------------------------------------------------------
    $ 2,600        Capistrano Unified School District,
                   5.75%, 9/1/29                             $  2,541,162
-------------------------------------------------------------------------
                                                             $  2,541,162
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hospital -- 2.8%
-------------------------------------------------------------------------
    $ 1,500        California Statewide Communities
                   Development Authority, (Sonoma County
                   Indian Health), 6.40%, 9/1/29             $  1,392,990
        830        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                                  841,072
      3,200        San Benito Health Care District,
                   5.40%, 10/1/20                               2,710,816
      1,000        San Gorgonio Memorial Health Care
                   District, 5.75%, 5/1/20                        839,830
      1,250        Washington Township Health Care
                   District, 5.25%, 7/1/29                      1,202,738
-------------------------------------------------------------------------
                                                             $  6,987,446
-------------------------------------------------------------------------
Housing -- 1.9%
-------------------------------------------------------------------------
    $ 1,500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29              $  1,488,255
        500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   505,815
      1,500        Commerce (Hermitage III Senior
                   Apartments), 6.50%, 12/1/29                  1,469,295
        450        Commerce (Hermitage III Senior
                   Apartments), 6.85%, 12/1/29                    437,310
        885        Oakland, Housing Finance Agency,
                   7.10%, 1/1/10                                  908,576
-------------------------------------------------------------------------
                                                             $  4,809,251
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.8%
-------------------------------------------------------------------------
    $ 2,750        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $  2,526,810
      3,000        California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07(2)                         84,900
      2,000        California Statewide Communities
                   Development Authority, (United
                   Airlines), (AMT), 5.70%, 10/1/33             1,859,560
-------------------------------------------------------------------------
                                                             $  4,471,270
-------------------------------------------------------------------------
Insured-Education -- 0.5%
-------------------------------------------------------------------------
    $ 1,330        Puerto Rico Industrial Tourist
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA), Variable
                   Rate, 7/1/33(3)(4)                        $  1,276,215
-------------------------------------------------------------------------
                                                             $  1,276,215
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 10.6%
-------------------------------------------------------------------------
    $ 4,100        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14                     $  4,615,329
      5,000        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                               5,090,950
      4,195        Northern California Power Agency,
                   (MBIA), Variable Rate, 8/1/25(1)             4,672,181
        500        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(3)(4)            527,865
      1,000        Sacramento Power Authority, (MBIA),
                   6.00%, 7/1/22                                1,072,570
      7,070        Southern California Public Power
                   Authority, (MBIA), 0.00%, 7/1/15             3,543,767
      6,915        Southern California Public Power
                   Authority, (MBIA), 5.00%, 1/1/20             6,915,069
-------------------------------------------------------------------------
                                                             $ 26,437,731
-------------------------------------------------------------------------
Insured-General Obligations -- 1.5%
-------------------------------------------------------------------------
    $ 2,500        California, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/30(3)(4)     $  2,824,150
      2,285        Merced Unified School District, (FGIC),
                   0.00%, 8/1/19                                  889,048
-------------------------------------------------------------------------
                                                             $  3,713,198
-------------------------------------------------------------------------
Insured-Hospital -- 1.8%
-------------------------------------------------------------------------
    $ 1,640        California Statewide Communities
                   Development Authority, (Sutter Health),
                   (FSA), Variable Rate, 8/15/27(3)(4)       $  1,965,901
      2,550        California Statewide Communities
                   Development, (Children's Hospital Los
                   Angeles), (MBIA), 5.25%, 8/15/29             2,577,285
-------------------------------------------------------------------------
                                                             $  4,543,186
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.7%
-------------------------------------------------------------------------
    $11,280        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/30                             $  2,315,671
      6,500        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/22                                2,104,440
     13,985        Visalia Unified School District, (MBIA),
                   0.00%, 12/1/17                               4,795,457
-------------------------------------------------------------------------
                                                             $  9,215,568
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Solid Waste -- 0.7%
-------------------------------------------------------------------------
    $ 1,500        Inland Empire Solid Waste Finance
                   Authority, (FSA), (AMT), 6.25%, 8/1/11    $  1,715,895
-------------------------------------------------------------------------
                                                             $  1,715,895
-------------------------------------------------------------------------
Insured-Transportation -- 5.2%
-------------------------------------------------------------------------
    $ 3,500        Los Angeles County, Metropolitan
                   Transportation Authority, (FGIC),
                   5.25%, 7/1/30                             $  3,553,795
      5,000        San Francisco City and County Airports,
                   (International Airport), (FGIC), (AMT),
                   5.25%, 5/1/30                                5,014,350
      2,195        San Francisco City and County Airports,
                   (International Airport), (FSA),
                   4.75%, 5/1/29                                2,057,571
      1,665        San Francisco City and County Airports,
                   (International Airport), (MBIA),
                   6.75%, 5/1/13                                1,803,678
      1,800        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   (MBIA), 0.00%, 1/15/24                         532,602
-------------------------------------------------------------------------
                                                             $ 12,961,996
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.8%
-------------------------------------------------------------------------
    $   500        East Bay, Municipal Utilities District,
                   Water System Revenue, (FGIC),
                   5.00%, 6/1/26                             $    493,970
      5,000        East Bay, Municipal Utilities District,
                   Water System, (MBIA), Variable Rate,
                   6/1/08(1)                                    5,418,750
      3,000        San Diego County Water Authority,
                   (FGIC), Variable Rate, 4/22/09(1)            3,652,500
-------------------------------------------------------------------------
                                                             $  9,565,220
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 20.1%
-------------------------------------------------------------------------
    $ 6,500        California Public Works, (University of
                   California), 5.00%, 6/1/23                $  6,375,720
      5,000        California Public Works, (University of
                   California), 5.25%, 6/1/20                   5,244,250
      6,500        California Public Works, (University of
                   California), 5.50%, 6/1/14                   7,205,055
      5,115        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/16                                2,284,871
      1,925        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/17                                  802,167
      5,000        Los Angeles County, (Disney Parking),
                   0.00%, 9/1/17                                2,027,050
      5,370        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/18                                2,090,326
      3,100        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/20                                1,061,626

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Lease Revenue / Certificates of Participation (continued)
-------------------------------------------------------------------------
    $ 6,925        Los Angeles County, (Disney Parking),
                   0.00%, 9/1/20                             $  2,305,333
      7,000        Los Angeles County, (Marina Del Ray),
                   6.50%, 7/1/08                                7,394,100
      8,000        Pasadena Parking Facility,
                   6.25%, 1/1/18                                9,211,840
      4,000        Sacramento City Financing Authority,
                   5.40%, 11/1/20                               4,185,400
-------------------------------------------------------------------------
                                                             $ 50,187,738
-------------------------------------------------------------------------
Special Tax Revenue -- 8.6%
-------------------------------------------------------------------------
    $ 2,500        Bonita Canyon Public Financing
                   Authority, 5.375%, 9/1/28                 $  2,294,075
        990        Brentwood Infrastructure Financing
                   Authority, 5.625%, 9/2/29                      947,390
      1,675        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/22                     1,722,972
        495        Brentwood Infrastructure Financing
                   Authority, 6.00%, 9/1/29                       507,632
      1,850        Contra Costa Public Financing Authority,
                   7.10%, 8/1/22                                1,917,303
      1,900        Corona Public Financing Authority,
                   5.80%, 9/1/20                                1,872,697
      1,500        Corona-Norco Unified School District
                   Public Financing Authority,
                   6.125%, 9/1/31                               1,467,330
      1,915        Fairfield, Improvement Bond Act 1915,
                   (North Cordelia District),
                   7.375%, 9/2/18                               1,984,074
      3,325        Irvine Improvement Bond Act 1915,
                   (Assessment District North 97-16, Group
                   Two), 5.50%, 9/2/22                          3,205,333
      2,445        Lincoln Public Financing Authority,
                   Improvement Bond Act 1915, (Twelve
                   Bridges), 6.20%, 9/2/25(5)                   2,481,406
      1,000        Roseville Special Tax, 6.30%, 9/1/25         1,022,540
      1,000        Santaluz Community Facilities District
                   No. 2, 6.20%, 9/1/30                         1,013,920
      1,000        Torrance Redevelopment Agency,
                   5.625%, 9/1/28                                 970,060
-------------------------------------------------------------------------
                                                             $ 21,406,732
-------------------------------------------------------------------------
Water and Sewer -- 2.8%
-------------------------------------------------------------------------
    $ 1,670        California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(3)(4)     $  1,720,651
      3,000        Metropolitan Water District, (Southern
                   California Waterworks), Variable Rate,
                   7/1/27(3)(4)                                 2,831,550
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Water and Sewer (continued)
-------------------------------------------------------------------------
    $ 2,300        Santa Margarita Water District,
                   6.20%, 9/1/20                             $  2,366,539
-------------------------------------------------------------------------
                                                             $  6,918,740
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $220,070,509)                            $245,999,904
-------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.1%
----------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
    $   184        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    117,875
-------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $90,137)                                $    117,875
-------------------------------------------------------------------------
Total Investments -- 98.7%
   (identified cost $220,160,646)                            $246,117,779
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $  3,356,094
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $249,473,873
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 34.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 19.0% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  Non-income producing security.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 3.7%
-------------------------------------------------------------------------
    $ 4,600        Palm Beach County, (Okeelanta Power),
                   (AMT), 6.85%, 2/15/21(1)                  $  3,036,000
     11,000        Palm Beach County, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                      7,260,000
-------------------------------------------------------------------------
                                                             $ 10,296,000
-------------------------------------------------------------------------
Education -- 0.8%
-------------------------------------------------------------------------
    $ 1,800        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20      $  1,795,284
        500        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05           502,100
-------------------------------------------------------------------------
                                                             $  2,297,384
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.0%
-------------------------------------------------------------------------
    $ 9,225        Dade County, (Baptist Hospital of
                   Miami), Escrowed to Maturity,
                   5.75%, 5/1/21                             $ 10,012,907
      3,835        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/23                               1,183,098
      1,675        Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22        2,054,538
      5,600        St. Lucie Utility System, Escrowed to
                   Maturity, 6.00%, 10/1/20                     6,303,752
-------------------------------------------------------------------------
                                                             $ 19,554,295
-------------------------------------------------------------------------
General Obligations -- 4.0%
-------------------------------------------------------------------------
    $ 1,000        Florida, Variable Rate, 7/1/27(2)(3)      $    950,740
     10,000        Florida Board of Education,
                   4.75%, 6/1/22                                9,468,800
      2,300        Puerto Rico, 0.00%, 7/1/18                     965,011
-------------------------------------------------------------------------
                                                             $ 11,384,551
-------------------------------------------------------------------------
Hospital -- 4.1%
-------------------------------------------------------------------------
    $ 2,500        Cape Canaveral Hospital District,
                   5.25%, 1/1/28                             $  2,046,175
      1,000        Halifax Medical Center, 7.25%, 10/1/24         959,810
        500        Halifax Medical Center, 7.25%, 10/1/29         470,345
      4,750        Jacksonville Health Facilities
                   Authority, (St. Luke's Hospital
                   Association), 6.75%, 11/15/13                4,928,695
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 3,500        Orange County Health Facilities
                   Authority, (Westminister Community
                   Care), 6.60%, 4/1/24                      $  3,150,175
-------------------------------------------------------------------------
                                                             $ 11,555,200
-------------------------------------------------------------------------
Housing -- 6.3%
-------------------------------------------------------------------------
    $ 1,300        Clay County Housing Finance Authority,
                   Multifamily, (GNMA), 7.40%, 12/1/25       $  1,328,106
      1,170        Escambia County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   6.90%, 10/1/21                               1,241,323
      1,360        Escambia County Housing Finance
                   Authority, Single Family, (GNMA), (AMT),
                   6.95%, 10/1/27                               1,440,294
      1,065        Florida Housing Finance Authority,
                   6.35%, 6/1/14                                1,113,468
      2,115        Florida Housing Finance Authority,
                   (AMT), 6.35%, 7/1/28                         2,213,432
      4,000        Muni Mae Tax Exempt Bond, LLC, (AMT),
                   Variable Rate, 6/30/09                       4,031,440
      6,205        Orange County Housing Finance Authority,
                   Single Family, (GNMA), (AMT),
                   6.60%, 4/1/28                                6,475,972
-------------------------------------------------------------------------
                                                             $ 17,844,035
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.0%
-------------------------------------------------------------------------
    $ 3,000        Broward County IDR, (Lynxs Cargoport),
                   (AMT), 6.75%, 6/1/19                      $  2,767,170
-------------------------------------------------------------------------
                                                             $  2,767,170
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.6%
-------------------------------------------------------------------------
    $ 5,000        Florida Municipal Power Agency Stanton
                   II, (AMBAC), Variable Rate,
                   10/1/20(2)(3)                             $  5,654,850
      1,540        Manatee County Public Utility, (FGIC),
                   0.00%, 10/1/12                                 910,140
      2,200        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(2)     2,307,250
      2,200        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)     2,387,000
      7,750        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                               7,680,173
      2,250        Sunrise Utilities Systems, (AMBAC),
                   5.20%, 10/1/22                               2,301,818
-------------------------------------------------------------------------
                                                             $ 21,241,231
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Hospital -- 6.9%
-------------------------------------------------------------------------
    $ 8,000        Charlotte County Health Care,
                   (Bon-Secours Health System), (FSA),
                   Variable Rate, 8/26/27(2)                 $  8,600,000
      3,000        Orange County Health Facilities
                   Authority, (Orlando Regional Medical
                   Center), (MBIA), Variable Rate,
                   10/29/21(2)                                  3,225,000
      7,500        Sarasota County Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.25%, 7/1/24                                7,687,725
-------------------------------------------------------------------------
                                                             $ 19,512,725
-------------------------------------------------------------------------
Insured-Housing -- 4.6%
-------------------------------------------------------------------------
    $ 3,000        Florida HFA, (Brittany of Rosemont),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $  3,185,070
      6,530        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26               6,932,836
      2,670        Lee County Housing Finance, SCA
                   Multifamily, (FSA), (AMT),
                   7.05%, 1/1/30                                2,854,657
-------------------------------------------------------------------------
                                                             $ 12,972,563
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.4%
-------------------------------------------------------------------------
    $ 1,110        Escambia County, (MBIA), 7.20%, 1/1/15    $  1,124,208
-------------------------------------------------------------------------
                                                             $  1,124,208
-------------------------------------------------------------------------
Insured-Pooled Loans -- 0.2%
-------------------------------------------------------------------------
    $   706        Osceola County IDA, Community Provider
                   Pooled Loan Program, (FSA),
                   7.75%, 7/1/10                             $    722,528
-------------------------------------------------------------------------
                                                             $    722,528
-------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.2%
-------------------------------------------------------------------------
    $   500        Alachua County Health Facility, (Mental
                   Health Services), (FSA), 7.75%, 7/1/10    $    511,775
-------------------------------------------------------------------------
                                                             $    511,775
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 7.8%
-------------------------------------------------------------------------
    $ 2,115        Dade County, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/35(3)(4)     $  1,912,489
      1,000        Jacksonville Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/11                                 614,850
      2,000        Jacksonville Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/12                               1,158,320
      1,185        Opa-Locka Sales Tax, (FGIC),
                   7.00%, 1/1/14                                1,302,694
      1,250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(3)         1,237,425
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 2,000        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/10                            $  1,319,480
      1,760        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/12                               1,040,160
      2,840        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/14                               1,485,973
      4,000        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/15                               1,966,880
      4,140        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/16                               1,909,368
      2,525        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/17                               1,093,653
      2,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/18                                 815,040
      6,800        Tampa Utility Tax, (AMBAC),
                   0.00%, 4/1/19                                2,682,124
      5,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/19                               1,921,850
      4,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/20                               1,446,240
-------------------------------------------------------------------------
                                                             $ 21,906,546
-------------------------------------------------------------------------
Insured-Transportation -- 15.8%
-------------------------------------------------------------------------
    $ 3,475        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.00%, 10/1/24                     $  3,691,666
      4,000        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.55%, 10/1/13                        4,234,800
     13,750        Florida Turnpike Authority, (FGIC),
                   4.50%, 7/1/27                               12,302,950
      6,500        Florida Turnpike Authority, (FSA) ,
                   4.50%, 7/1/28                                5,765,305
      7,650        Greater Orlando Aviation Authority,
                   (FGIC), (AMT), 6.375%, 10/1/21(5)            7,966,863
      2,900        Greater Orlando Aviation Authority,
                   (FGIC), (AMT), Variable Rate,
                   10/1/18(3)(4)                                2,974,472
      2,000        Orlando and Orange County Expressway
                   Authority, (FGIC), 8.25%, 7/1/14             2,729,000
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,673,600
-------------------------------------------------------------------------
                                                             $ 44,338,656
-------------------------------------------------------------------------
Insured-Water and Sewer -- 4.5%
-------------------------------------------------------------------------
    $ 1,500        Cocoa Water and Sewer, (FGIC),
                   4.50%, 10/1/26                            $  1,339,965
      5,000        Fort Myers Utility, (FGIC), Variable
                   Rate, 10/1/29(2)                             5,359,200
      2,000        Miami Beach, Storm Water, (FGIC),
                   5.375%, 9/1/30                               2,043,120

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------
    $ 1,000        Tampa Bay Water Utility System, (FGIC),
                   4.75%, 10/1/27                            $    931,450
      3,375        Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(2)(3)                 2,912,288
-------------------------------------------------------------------------
                                                             $ 12,586,023
-------------------------------------------------------------------------
Nursing Home -- 4.8%
-------------------------------------------------------------------------
    $   365        Charlotte County IDA, (Beverly
                   Enterprises), 10.00%, 6/1/11              $    377,443
      5,075        Dade County IDA, (Gramercy Park Nursing
                   Care), (FHA), 6.60%, 8/1/23                  5,138,945
      3,750        Jacksonville Health Facilities
                   Authority, (Cypress Village),
                   7.00%, 12/1/22                               3,720,600
        500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                                428,930
      2,775        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/29                              2,307,413
        570        Orange County IDA, (Beverly
                   Enterprises), 9.25%, 8/1/10                    590,560
      1,000        Winter Garden, (Beverly Enterprises),
                   8.75%, 7/1/12                                1,046,990
-------------------------------------------------------------------------
                                                             $ 13,610,881
-------------------------------------------------------------------------
Pooled Loans -- 1.8%
-------------------------------------------------------------------------
    $ 5,000        Osceola County IDA, Community Pooled
                   Loan-93, 7.75%, 7/1/17                    $  5,107,500
-------------------------------------------------------------------------
                                                             $  5,107,500
-------------------------------------------------------------------------
Senior Living / Life Care -- 5.5%
-------------------------------------------------------------------------
    $ 6,895        Atlantic Beach, (Fleet Landing),
                   8.00%, 10/1/24                            $  8,091,420
      3,955        North Miami Health Facilities Authority,
                   (Imperial Club), 6.75%, 1/1/33               3,429,855
      2,855        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                               2,433,002
      1,750        Plantation Health Facilities Authority,
                   (Covenant Village of Florida),
                   5.125%, 12/1/22                              1,554,858
-------------------------------------------------------------------------
                                                             $ 15,509,135
-------------------------------------------------------------------------
Special Tax Revenue -- 3.8%
-------------------------------------------------------------------------
    $ 1,910        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $  1,925,280
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------

    $ 1,185        Lexington Oaks Community Development
                   District, 7.20%, 5/1/30                   $  1,216,237
      1,555        Longleaf Community Development District,
                   6.20%, 5/1/09                                1,501,321
      1,760        Longleaf Community Development District,
                   6.65%, 5/1/20                                1,691,958
      3,500        University Square Community Development
                   District, 6.75%, 5/1/20                      3,545,675
        685        Vista Lakes Community Development
                   District, 7.20%, 5/1/32                        699,618
-------------------------------------------------------------------------
                                                             $ 10,580,089
-------------------------------------------------------------------------
Transportation -- 4.4%
-------------------------------------------------------------------------
    $ 3,800        Florida Mid-Bay Bridge Authority,
                   6.125%, 10/1/22                           $  3,867,108
      8,000        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                     8,387,760
-------------------------------------------------------------------------
                                                             $ 12,254,868
-------------------------------------------------------------------------
Water and Sewer -- 1.3%
-------------------------------------------------------------------------
    $ 2,500        Hillsborough County Utility,
                   6.625%, 8/1/11                            $  2,565,875
      1,015        Northern Palm Beach County, (Water
                   Control and Improvements),
                   6.00%, 8/1/25                                1,002,749
-------------------------------------------------------------------------
                                                             $  3,568,624
-------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $259,523,453)                            $271,245,987
-------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%
----------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
    $   184        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    117,875
-------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $90,137)                                $    117,875
-------------------------------------------------------------------------
Total Investments -- 96.5%
   (identified cost $259,613,590)                            $271,363,862
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.5%                       $  9,704,626
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $281,068,488
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 50.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 10.3% to 15.7% of total investments.

 (1)  Non-income producing security.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 0.9%
-------------------------------------------------------------------------
    $ 1,500        Massachusetts IFA, (Briscoe House),
                   (FHA), 7.125%, 2/1/36                     $  1,661,715
-------------------------------------------------------------------------
                                                             $  1,661,715
-------------------------------------------------------------------------
Cogeneration -- 1.3%
-------------------------------------------------------------------------
    $ 1,000        Massachusetts Development Finance
                   Agency, Resource Recovery, (Ogden
                   Haverhill), 5.50%, 12/1/19                $    894,750
      1,750        Massachusetts IFA, Resource Recovery,
                   (Ogden Haverhill), (AMT),
                   5.60%, 12/1/19                               1,585,307
-------------------------------------------------------------------------
                                                             $  2,480,057
-------------------------------------------------------------------------
Education -- 5.8%
-------------------------------------------------------------------------
    $ 2,750        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                            $  2,721,620
      1,000        Massachusetts Development Finance
                   Agency, (Wheeler School),
                   6.50%, 12/1/29                               1,029,890
      2,000        Massachusetts IFA, (Belmont Hill
                   School), 5.25%, 9/1/28                       1,915,080
      1,250        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                1,216,550
      2,000        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.35%, 6/1/28                 1,845,460
      2,000        New England Educational Loan Marketing
                   Corp., (AMT), 6.90%, 11/1/09                 2,237,060
-------------------------------------------------------------------------
                                                             $ 10,965,660
-------------------------------------------------------------------------
Electric Utilities -- 8.2%
-------------------------------------------------------------------------
    $ 2,500        Massachusetts Municipal Wholesale
                   Electric Co., 6.625%, 7/1/18              $  2,604,675
      3,500        Massachusetts Municipal Wholesale
                   Electric Co., 6.75%, 7/1/11                  3,686,340
      3,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                1,327,470
     13,230        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                5,854,143
      2,000        Puerto Rico Electric Power Authority,
                   RITES, Variable Rate, 7/1/29(1)(2)           2,111,460
-------------------------------------------------------------------------
                                                             $ 15,584,088
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.5%
-------------------------------------------------------------------------
    $   100        Massachusetts Turnpike Authority,
                   (MBIA), Escrowed to Maturity,
                   5.00%, 1/1/20                             $    100,904
     29,870        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 0.00%, 1/1/28          7,350,708
     20,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(3)      20,168,600
-------------------------------------------------------------------------
                                                             $ 27,620,212
-------------------------------------------------------------------------
General Obligations -- 0.9%
-------------------------------------------------------------------------
    $ 1,700        Nantucket, 6.80%, 12/1/11                 $  1,774,222
-------------------------------------------------------------------------
                                                             $  1,774,222
-------------------------------------------------------------------------
Hospital -- 22.1%
-------------------------------------------------------------------------
    $ 1,600        Massachusetts HEFA, (Cape Cod
                   Healthcare), 5.45%, 11/15/23              $  1,348,944
      2,000        Massachusetts HEFA, (Daughters of
                   Charity Health System), 6.10%, 7/1/14        2,180,880
      3,610        Massachusetts HEFA, (Jordan Hospital),
                   5.25%, 10/1/23                               2,927,277
      1,465        Massachusetts HEFA, (Jordan Hospital),
                   5.375%, 10/1/28                              1,188,276
      1,020        Massachusetts HEFA, (Jordan Hospital),
                   6.875%, 10/1/15                              1,026,752
        800        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.25%, 7/15/18                                 632,320
      1,720        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.375%, 7/15/28                              1,297,792
      3,300        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                     3,005,244
      1,600        Massachusetts HEFA, (North Adams
                   Hospital), 6.625%, 7/1/18                    1,534,048
      5,700        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                       5,315,022
      2,255        Massachusetts HEFA, (Sisters of
                   Providence Health System),
                   6.50%, 11/15/08                              2,484,536
      8,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/08                        5,775,520
      9,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/09                        6,164,730
     11,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/10                        7,147,910
-------------------------------------------------------------------------
                                                             $ 42,029,251
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Industrial Development Revenue -- 2.8%
-------------------------------------------------------------------------
    $ 2,075        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.60%, 12/1/15         $  2,136,067
      3,000        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.90%, 12/1/29            3,128,730
-------------------------------------------------------------------------
                                                             $  5,264,797
-------------------------------------------------------------------------
Insured-Education -- 9.0%
-------------------------------------------------------------------------
    $ 1,150        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), Variable Rate,
                   10/1/27(1)(4)                             $  1,108,681
        775        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), 7.20%, 7/1/09                  782,401
        400        Massachusetts HEFA, (Boston University),
                   RIBS, (MBIA), Variable Rate, 10/1/31(4)        426,500
      2,650        Massachusetts HEFA, (Brandeis
                   University), (MBIA), 4.75%, 10/1/28          2,447,090
      2,500        Massachusetts HEFA, (Brandeis
                   University), (MBIA), 5.00%, 10/1/26          2,438,425
      1,000        Massachusetts HEFA, (Northeastern
                   University), (MBIA), 5.00%, 10/1/28            965,100
      1,000        Massachusetts IFA, (College of the Holy
                   Cross), (MBIA), 5.00%, 9/1/23                  975,600
      3,080        Massachusetts IFA, (College of the Holy
                   Cross), (MBIA), 5.625%, 3/1/26               3,184,936
      5,300        Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28                       4,897,359
-------------------------------------------------------------------------
                                                             $ 17,226,092
-------------------------------------------------------------------------
Insured-General Obligations -- 2.0%
-------------------------------------------------------------------------
    $ 2,600        Ipswich, (FGIC), 5.00%, 11/15/19          $  2,600,910
      1,290        Puerto Rico, (AMBAC), 4.50%, 7/1/23          1,190,373
-------------------------------------------------------------------------
                                                             $  3,791,283
-------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.4%
-------------------------------------------------------------------------
    $   750        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $    786,645
-------------------------------------------------------------------------
                                                             $    786,645
-------------------------------------------------------------------------
Insured-Hospital -- 8.5%
-------------------------------------------------------------------------
    $ 3,750        Massachusetts HEFA, (Beth Israel
                   Hospital), (AMBAC), (AMT), Variable
                   Rate, 7/1/25(4)                           $  3,984,375
      1,000        Massachusetts HEFA, (Caregroup), (MBIA),
                   4.75%, 7/1/20                                  930,290
      2,000        Massachusetts HEFA, (St. Elizabeth
                   Hospital), (FSA), Variable Rate,
                   8/12/21(4)                                   2,117,500
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 2,600        Massachusetts HEFA, (St. Luke's
                   Hospital), (MBIA), Variable Rate,
                   8/15/13(4)                                $  2,782,000
      2,600        Massachusetts HEFA, (St. Luke's
                   Hospital), (MBIA), Variable Rate,
                   8/15/23(4)                                   2,697,500
      3,000        Massachusetts HEFA, (The Medical Center
                   of Central Massachusetts), (AMBAC),
                   Variable Rate, 6/23/22(4)                    3,600,000
-------------------------------------------------------------------------
                                                             $ 16,111,665
-------------------------------------------------------------------------
Insured-Transportation -- 4.7%
-------------------------------------------------------------------------
    $10,750        Massachusetts Turnpike Authority
                   Metropolitan Highway System, (MBIA),
                   0.00%, 1/1/22                             $  3,659,838
      1,500        Massachusetts Turnpike Authority
                   Metropolitan Highway System, (MBIA),
                   5.25%, 3/1/13                                1,532,115
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                934,720
      3,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38             2,804,160
-------------------------------------------------------------------------
                                                             $  8,930,833
-------------------------------------------------------------------------
Nursing Home -- 2.9%
-------------------------------------------------------------------------
    $ 2,400        Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                            $  2,166,504
      3,225        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               3,304,303
-------------------------------------------------------------------------
                                                             $  5,470,807
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.8%
-------------------------------------------------------------------------
    $ 1,885        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                             $  1,633,899
-------------------------------------------------------------------------
                                                             $  1,633,899
-------------------------------------------------------------------------
Solid Waste -- 0.3%
-------------------------------------------------------------------------
    $   660        Pittsfield, Solid Waste Disposal, (Vicon
                   Recovery Associates), 7.95%, 11/1/04      $    662,950
-------------------------------------------------------------------------
                                                             $    662,950
-------------------------------------------------------------------------
Special Tax Revenue -- 1.6%
-------------------------------------------------------------------------
    $ 1,250        Massachusetts Bay Transportation
                   Authority, Sales Tax, 5.50%, 7/1/30       $  1,286,875

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 1,485        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(1)(2)   $  1,720,744
-------------------------------------------------------------------------
                                                             $  3,007,619
-------------------------------------------------------------------------
Transportation -- 2.7%
-------------------------------------------------------------------------
    $ 3,500        Massachusetts Bay Transportation
                   Authority, Variable Rate, 3/1/27(1)(4)    $  3,246,635
      2,000        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                     1,951,920
-------------------------------------------------------------------------
                                                             $  5,198,555
-------------------------------------------------------------------------
Water and Sewer -- 8.9%
-------------------------------------------------------------------------
    $12,185        Boston IDA, (Harbor Electric Energy
                   Co.), (AMT), 7.375%, 5/15/15              $ 12,467,692
      4,165        Massachusetts Water Resources Authority,
                   5.25%, 12/1/15                               4,430,602
-------------------------------------------------------------------------
                                                             $ 16,898,294
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $177,686,448)                            $187,098,644
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $  3,206,242
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $190,304,886
-------------------------------------------------------------------------

 AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 25.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.4% to 17.0% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 6.3%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., 6.15%, 6/15/15            $   519,940
        470        University of Mississippi Educational
                   Building Corp., 6.20%, 6/1/16                 506,025
------------------------------------------------------------------------
                                                             $ 1,025,965
------------------------------------------------------------------------
Electric Utilities -- 1.9%
------------------------------------------------------------------------
     $  300        Warren County, (Mississippi Power &
                   Light), 7.00%, 4/1/22                     $   310,512
------------------------------------------------------------------------
                                                             $   310,512
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.1%
------------------------------------------------------------------------
     $  500        Mississippi Educational Facilities
                   Authority, (Milsaps College), (MBIA),
                   Prerefunded to 11/1/04, 6.50%, 11/1/19    $   559,040
      2,500        Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                               1,248,650
------------------------------------------------------------------------
                                                             $ 1,807,690
------------------------------------------------------------------------
Hospital -- 5.4%
------------------------------------------------------------------------
     $  300        Corinth and Alcorn County, (Magnolia
                   Health Center), 5.50%, 10/1/21            $   264,798
        500        Jones County, (South Central Regional
                   Medical Center), 5.50%, 12/1/17               449,510
        200        Mississippi Hospital Equipment and
                   Facilities Authority, (Rush Medical
                   Foundation), 6.00%, 1/1/22                    173,164
------------------------------------------------------------------------
                                                             $   887,472
------------------------------------------------------------------------
Housing -- 14.4%
------------------------------------------------------------------------
     $  500        Hinds County, (Woodridge Apartments),
                   (FHA), 6.25%, 11/1/27                     $   516,935
        500        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 6.625%, 4/1/27                         518,355
        490        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 7.55%, 12/1/27                         540,539
        255        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.10%, 12/1/24                         277,086
        465        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.125%, 12/1/24                        503,535
------------------------------------------------------------------------
                                                             $ 2,356,450
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 12.3%
------------------------------------------------------------------------
     $  400        Grenada County, (Georgia-Pacific),
                   5.45%, 9/1/14                             $   383,060
        500        Lowndes County, (Weyerhaeuser),
                   6.80%, 4/1/22                                 562,230
        500        Mississippi Business Finance Corp.,
                   (E.I. DuPont deNemours), (AMT),
                   7.15%, 5/1/16(1)                              515,835
        250        Mississippi Business Finance Corp.,
                   (System Energy Resources),
                   5.90%, 5/1/22                                 237,842
        300        Warren County, (International Paper),
                   (AMT), 6.70%, 8/1/18                          315,777
------------------------------------------------------------------------
                                                             $ 2,014,744
------------------------------------------------------------------------
Insured-Education -- 3.2%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., (MBIA), 5.25%, 8/1/17     $   523,795
------------------------------------------------------------------------
                                                             $   523,795
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.0%
------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)  $   325,500
------------------------------------------------------------------------
                                                             $   325,500
------------------------------------------------------------------------
Insured-General Obligations -- 6.5%
------------------------------------------------------------------------
     $  500        Hinds County, (MBIA), 6.25%, 3/1/11       $   576,510
        500        Mississippi Development Bank, (Capital
                   Projects & Equipment Acquisition),
                   (AMBAC), 5.00%, 7/1/24                        489,530
------------------------------------------------------------------------
                                                             $ 1,066,040
------------------------------------------------------------------------
Insured-Hospital -- 13.7%
------------------------------------------------------------------------
     $  750        Gulfport, (Gulfport Memorial Hospital),
                   (MBIA), 6.20%, 7/1/18                     $   790,132
        600        Hinds County, (Mississippi Methodist
                   Hospital), (AMBAC), 5.60%, 5/1/12             650,808
        250        Mississippi Hospital Equipment and
                   Facilities Authority, (Forrest County
                   General Hospital), (FSA), 5.50%, 1/1/27       254,755
        500        Mississippi Hospital Equipment and
                   Facilities Authority, (Mississippi
                   Baptist Medical Center), (MBIA),
                   6.00%, 5/1/13                                 533,795
------------------------------------------------------------------------
                                                             $ 2,229,490
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
------------------------------------------------------------------------
     $  180        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $   178,267
------------------------------------------------------------------------
                                                             $   178,267
------------------------------------------------------------------------
Insured-Transportation -- 3.1%
------------------------------------------------------------------------
     $  350        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28         $   346,629
        175        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              163,576
------------------------------------------------------------------------
                                                             $   510,205
------------------------------------------------------------------------
Insured-Water and Sewer -- 7.2%
------------------------------------------------------------------------
     $  600        Harrison County, Wastewater Management
                   and Solid Waste, (FGIC), 4.75%, 2/1/27    $   556,518
        435        Mississippi Development Bank, (Combined
                   Water and Sewer System), (AMBAC),
                   5.00%, 7/1/23                                 421,619
        200        Mississippi Development Bank,
                   (Diberville Combined Water and Sewer
                   System), (AMBAC), 5.00%, 7/1/23               194,618
------------------------------------------------------------------------
                                                             $ 1,172,755
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.8%
------------------------------------------------------------------------
     $  750        Mississippi Development Bank, (Golden
                   Triangle Solid Waste), 6.00%, 7/1/15      $   773,858
------------------------------------------------------------------------
                                                             $   773,858
------------------------------------------------------------------------
Nursing Home -- 1.9%
------------------------------------------------------------------------
     $  295        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25      $   309,859
------------------------------------------------------------------------
                                                             $   309,859
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care -- 1.2%
------------------------------------------------------------------------
     $  190        Ridgeland, Urban Renewal, (The Orchard),
                   7.75%, 12/1/15                            $   196,996
------------------------------------------------------------------------
                                                             $   196,996
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $14,844,298)                             $15,689,598
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%
----------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
     $   11        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $     7,047
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $5,388)                                 $     7,047
------------------------------------------------------------------------
Total Investments -- 96.1%
   (identified cost $14,849,686)                             $15,696,645
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.9%                       $   639,171
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $16,335,816
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 41.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.5% to 20.0% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 1.6%
-------------------------------------------------------------------------
    $ 3,830        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $  4,004,456
      2,935        North Syracuse Village Housing
                   Authority, (AJM Senior Housing, Inc.,
                   Janus Park), 8.00%, 6/1/24(1)                1,410,620
-------------------------------------------------------------------------
                                                             $  5,415,076
-------------------------------------------------------------------------
Cogeneration -- 2.0%
-------------------------------------------------------------------------
    $ 1,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19     $  1,531,335
      4,250        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                3,756,065
        435        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 2/1/15                436,479
        350        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                356,331
        360        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                366,512
        300        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                305,427
-------------------------------------------------------------------------
                                                             $  6,752,149
-------------------------------------------------------------------------
Education -- 28.8%
-------------------------------------------------------------------------
    $ 5,405        Monroe County IDA, (Wilmur Assoc.),
                   7.25%, 12/1/16                            $  5,536,450
      3,500        New York City IDA, (Polytechnic
                   University), 6.125%, 11/1/30                 3,650,325
      8,000        New York Dormitory Authority, (City
                   University), 5.625%, 7/1/16                  8,720,960
      8,500        New York Dormitory Authority, (City
                   University), 6.00%, 7/1/20                   9,570,575
      5,100        New York Dormitory Authority, (City
                   University), 7.00%, 7/1/09                   5,752,902
      4,325        New York Dormitory Authority, (City
                   University), 7.50%, 7/1/10                   5,089,919
      1,750        New York Dormitory Authority,
                   (Rockefeller University), 4.75%, 7/1/37      1,625,995
      9,985        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                              10,594,385
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Education (continued)
-------------------------------------------------------------------------
    $28,775        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19(2)                         $ 29,850,897
     14,680        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/21                              15,188,809
      2,000        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.50%, 5/15/19                               2,149,180
      1,000        Tompkins County IDA, (Cornell
                   University), 5.75%, 7/1/30                   1,074,040
-------------------------------------------------------------------------
                                                             $ 98,804,437
-------------------------------------------------------------------------
Electric Utilities -- 2.2%
-------------------------------------------------------------------------
    $ 7,200        Long Island Power Authority, Electric
                   System Revenue, 5.50%, 12/1/23            $  7,389,720
-------------------------------------------------------------------------
                                                             $  7,389,720
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.6%
-------------------------------------------------------------------------
    $ 3,000        New York Energy Research and Development
                   Authority, (LILCO), (AMT), Prerefunded
                   to 1/21/03, Variable Rate, 8/1/22(3)      $  3,461,010
      2,450        New York Energy Research and Development
                   Authority, (LILCO), (AMT), Prerefunded
                   to 1/21/03, Variable Rate, 8/1/22(3)         2,772,126
      6,000        Triborough Bridge and Tunnel Authority,
                   Prerefunded to 1/01/02, 6.25%, 1/1/12        6,230,640
-------------------------------------------------------------------------
                                                             $ 12,463,776
-------------------------------------------------------------------------
Gas Utilities -- 0.9%
-------------------------------------------------------------------------
    $ 2,500        New York Energy Research and Development
                   Authority, (Brooklyn Union Gas), (AMT),
                   Variable Rate, 7/1/26(3)                  $  2,940,625
-------------------------------------------------------------------------
                                                             $  2,940,625
-------------------------------------------------------------------------
General Obligations -- 4.3%
-------------------------------------------------------------------------
    $ 3,500        New York, 6.00%, 5/15/30                  $  3,801,210
      5,000        New York City, 5.00%, 3/15/21                4,883,900
      5,200        New York City, 5.875%, 2/15/19               5,470,660
      1,125        Puerto Rico, 0.00%, 7/1/17                     501,930
-------------------------------------------------------------------------
                                                             $ 14,657,700
-------------------------------------------------------------------------
Hospital -- 5.2%
-------------------------------------------------------------------------
    $ 1,250        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $  1,102,687

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 3,250        Chautauqua County IDA, (Womans Christian
                   Association), 6.40%, 11/15/29             $  2,747,713
      2,750        Fulton County IDA, (Nathan Littauer
                   Hospital), 6.00%, 11/1/18                    2,326,775
        850        New York City, Health and Hospital
                   Corp., 5.25%, 2/15/17                          846,779
      5,050        New York Dormitory Authority, (Mental
                   Health Facilities), 5.375%, 2/15/26          5,084,239
      2,600        New York MCFFA, Hospital and Nursing
                   Insured Mortgage, (FHA), 7.25%, 2/15/31      2,721,888
      2,750        Oneida County, Industrial Development
                   Agency, (Elizabeth Medical),
                   5.875%, 12/1/29                              2,226,015
      1,000        Oneida County, Industrial Development
                   Agency, (Elizabeth Medical),
                   6.00%, 12/1/29                                 816,130
-------------------------------------------------------------------------
                                                             $ 17,872,226
-------------------------------------------------------------------------
Housing -- 1.8%
-------------------------------------------------------------------------
    $ 4,210        New York City HDC, Allerville,
                   6.50%, 11/15/18                           $  4,214,361
      1,846        New York City HDC, Dayton,
                   6.50%, 11/15/18                              1,904,927
-------------------------------------------------------------------------
                                                             $  6,119,288
-------------------------------------------------------------------------
Insured-Education -- 7.1%
-------------------------------------------------------------------------
    $12,500        New York Dormitory Authority, (New York
                   University), (MBIA), 5.75%, 7/1/27        $ 13,857,125
     11,325        New York Dormitory Authority, (State
                   University Educational Facilities),
                   (FSA), 4.75%, 5/15/28                       10,564,413
-------------------------------------------------------------------------
                                                             $ 24,421,538
-------------------------------------------------------------------------
Insured-Electric Utilities -- 0.5%
-------------------------------------------------------------------------
    $ 1,500        Puerto Rico Electric Power Authority,
                   (MBIA) , Variable Rate, 7/1/29(4)(5)      $  1,583,595
-------------------------------------------------------------------------
                                                             $  1,583,595
-------------------------------------------------------------------------
Insured-General Obligations -- 1.4%
-------------------------------------------------------------------------
    $   700        Bethlehem Central School District,
                   (AMBAC), 7.10%, 11/1/08                   $    840,952
        700        Bethlehem Central School District,
                   (AMBAC), 7.10%, 11/1/09                        850,892
        700        Jamestown, (AMBAC), 7.10%, 3/15/11             857,339
        675        Jamestown, (AMBAC), 7.10%, 3/15/12             834,023
        675        Jamestown, (AMBAC), 7.10%, 3/15/13             838,688
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $   515        Jamestown, (AMBAC), 7.10%, 3/15/14        $    643,014
-------------------------------------------------------------------------
                                                             $  4,864,908
-------------------------------------------------------------------------
Insured-Solid Waste -- 1.5%
-------------------------------------------------------------------------
    $ 4,495        Islip Resource Recovery Agency, (MBIA),
                   6.50%, 7/1/09                             $  5,047,525
-------------------------------------------------------------------------
                                                             $  5,047,525
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.0%
-------------------------------------------------------------------------
    $ 5,045        New York City Trust Cultural Resources,
                   (AMBAC), Variable Rate, 7/1/29(3)(4)      $  5,718,608
      1,225        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(5)                                    1,189,622
-------------------------------------------------------------------------
                                                             $  6,908,230
-------------------------------------------------------------------------
Insured-Transportation -- 6.1%
-------------------------------------------------------------------------
    $10,700        Metropolitan Transportation Authority of
                   New York, (FGIC), 4.75%, 4/1/28           $ 10,057,144
      5,470        Metropolitan Transportation Authority of
                   New York, (FGIC), 5.00%, 4/1/23              5,401,734
      1,750        Niagara Frontier Airport Authority,
                   (Buffalo Niagara International Airport),
                   (MBIA), (AMT), Variable Rate,
                   4/1/29(3)(4)                                 1,880,078
      4,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              3,738,880
-------------------------------------------------------------------------
                                                             $ 21,077,836
-------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
-------------------------------------------------------------------------
    $ 3,500        New York City Municipal Water Finance
                   Authority, (Water and Sewer System),
                   (FGIC), 4.75%, 6/15/31                    $  3,236,065
-------------------------------------------------------------------------
                                                             $  3,236,065
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 10.5%
-------------------------------------------------------------------------
    $ 5,000        New York Housing Finance Agency, New
                   York City Health Facilities, Variable
                   Rate, 5/1/06(3)(4)                        $  5,837,650
     27,940        New York UDC, 5.70%, 4/1/20                 30,124,349
-------------------------------------------------------------------------
                                                             $ 35,961,999
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.1%
-------------------------------------------------------------------------
    $   380        New York City IDA, (A Very Special
                   Place), 5.75%, 1/1/29                     $    291,673
-------------------------------------------------------------------------
                                                             $    291,673
-------------------------------------------------------------------------
Special Tax Revenue -- 10.4%
-------------------------------------------------------------------------
    $ 5,700        New York City Transitional Finance
                   Authority, 4.75%, 11/1/23                 $  5,321,748
      3,595        New York City Transitional Finance
                   Authority, 5.50%, 5/1/25                     3,717,158
     19,830        New York Local Government Assistance
                   Corp., 5.00%, 4/1/21                        19,792,720
      3,500        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(4)(5)      4,061,785
      2,950        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(3)(4)       2,893,213
-------------------------------------------------------------------------
                                                             $ 35,786,624
-------------------------------------------------------------------------
Transportation -- 5.9%
-------------------------------------------------------------------------
    $ 3,165        Monroe County Airport Authority, (AMT),
                   Variable Rate, 1/1/19(3)(4)               $  3,803,127
     12,080        Triborough Bridge and Tunnel Authority,
                   5.50%, 1/1/17                               13,089,888
      3,000        Triborough Bridge and Tunnel Authority,
                   6.125%, 1/1/21                               3,451,080
-------------------------------------------------------------------------
                                                             $ 20,344,095
-------------------------------------------------------------------------
Water and Sewer -- 2.0%
-------------------------------------------------------------------------
    $ 6,500        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/29                 $  6,829,550
-------------------------------------------------------------------------
                                                             $  6,829,550
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $309,376,749)                            $338,768,635
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $  4,122,055
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $342,890,690
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 19.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.5% to 6.6% of total investments.

 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 3.3%
-------------------------------------------------------------------------
     $  550        Ohio Higher Educational Facilities,
                   (Case Western University),
                   6.50%, 10/1/20                            $    661,672
      5,875        Ohio Higher Educational Facilities,
                   (Oberlin College), Variable Rate,
                   10/1/29(1)(2)                                5,429,792
-------------------------------------------------------------------------
                                                             $  6,091,464
-------------------------------------------------------------------------
Electric Utilities -- 5.7%
-------------------------------------------------------------------------
     $2,000        Clyde, Electric System Revenue, (AMT),
                   6.00%, 11/15/14                           $  2,006,360
      4,750        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20              4,763,680
      3,900        Puerto Rico Electric Power Authority,
                   4.75%, 7/1/24                                3,692,169
-------------------------------------------------------------------------
                                                             $ 10,462,209
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 0.9%
-------------------------------------------------------------------------
     $1,000        Clermont County, (Mercy Health System),
                   (AMBAC), Prerefunded to 9/25/01,
                   Variable Rate, 10/5/21(1)                 $  1,071,250
        600        Warren County, (Otterbein Homes),
                   Prerefunded to 7/1/01, 7.20%, 7/1/11           617,868
-------------------------------------------------------------------------
                                                             $  1,689,118
-------------------------------------------------------------------------
General Obligations -- 4.7%
-------------------------------------------------------------------------
     $1,000        Tuscarawas County Public Library
                   Improvement, 6.90%, 12/1/11               $  1,031,740
      6,855        Youngstown, 7.35%, 7/1/05                    7,573,267
-------------------------------------------------------------------------
                                                             $  8,605,007
-------------------------------------------------------------------------
Hospital -- 14.7%
-------------------------------------------------------------------------
     $1,000        Allen County LIMA, (Convalescent Home
                   Foundation), (GNMA), 6.40%, 1/1/21        $  1,031,470
      1,000        Butler County, (Hamilton-Hughe
                   Hospital), 7.50%, 1/1/10                     1,049,760
      2,100        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/28                               1,678,194
      2,100        Cuyahoga County, (Fairview General
                   Hospital), 6.25%, 8/15/10                    2,224,992
      1,000        East Liverpool, (City Hospital),
                   8.00%, 10/1/21                               1,026,700
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $4,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                  $  4,166,360
      2,000        Hamilton County, (Bethesda Hospital,
                   Inc.), 6.25%, 1/1/12                         2,064,720
      1,000        Hamilton County, (Wesley Hall),
                   6.50%, 3/1/15                                1,074,970
      2,180        Highland County, (Township Hospital),
                   6.75%, 12/1/29                               1,957,640
      3,800        Miami, (Upper Valley Medical Center),
                   6.375%, 5/15/26                              3,512,150
      1,000        Parma, (Parma Community General Hospital
                   Association), 5.35%, 11/1/18                   932,070
      4,250        Parma, (Parma Community General Hospital
                   Association), 5.375%, 11/1/29                3,808,977
      2,500        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/30                             2,465,375
-------------------------------------------------------------------------
                                                             $ 26,993,378
-------------------------------------------------------------------------
Housing -- 8.1%
-------------------------------------------------------------------------
     $2,945        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28                      $  2,547,337
      2,500        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.50%, 3/1/26                         2,646,175
      5,985        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.60%, 3/1/36                         6,348,050
      2,905        Lucas County, (Country Creek), (AMT),
                   8.00%, 7/1/26                                1,916,516
        385        Ohio HFA SFMR, (GNMA), (AMT), Variable
                   Rate, 3/31/31(1)                               403,769
      1,000        Ohio HFA, (Aristocrat), (FHA), (AMT),
                   7.30%, 8/1/31                                1,033,250
-------------------------------------------------------------------------
                                                             $ 14,895,097
-------------------------------------------------------------------------
Industrial Development Revenue -- 17.7%
-------------------------------------------------------------------------
     $2,000        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.375%, 9/15/27         $  1,626,180
      4,500        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.70%, 12/1/19             3,993,480
      2,950        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18          2,676,653
        470        Ohio Economic Development Commission,
                   (Burrows Paper), (AMT), 7.625%, 6/1/11         482,084
        150        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.50%, 12/1/04          154,714
        530        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.90%, 12/1/09          560,565

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------
     $1,315        Ohio Economic Development Commission,
                   (Consolidated Biscuit), (AMT),
                   7.00%, 12/1/09                            $  1,453,890
      2,890        Ohio Economic Development Commission,
                   (J J & W LP), (AMT), 6.70%, 12/1/14          3,014,039
        970        Ohio Economic Development Commission,
                   (Kmart), 6.75%, 5/15/07                        982,076
        190        Ohio Economic Development Commission,
                   (Luigino's, Inc.), (AMT), 6.85%, 6/1/01        190,420
      1,525        Ohio Economic Development Commission,
                   (Progress Plastic Products), (AMT),
                   7.80%, 12/1/09                               1,727,017
        175        Ohio Economic Development Commission,
                   (Progress Plastics Products), (AMT),
                   6.80%, 12/1/01                                 175,675
      1,680        Ohio Economic Development Commission,
                   (Royal Appliance Manufacturing), (AMT),
                   7.625%, 12/1/11                              1,736,431
        880        Ohio Economic Development Commission,
                   (VSM Corp.), (AMT), 7.375%, 12/1/11            908,134
      2,500        Ohio Environmental Facilities, (Ford
                   Motor Co.), 6.15%, 6/1/30                    2,652,675
      1,000        Ohio Environmental Facilities, (Ford
                   Motor Co.), (AMT), 5.95%, 9/1/29             1,054,260
      1,000        Ohio Pollution Control, (Standard Oil),
                   6.75%, 12/1/15                               1,205,350
      4,000        Ohio Sewer and Solid Waste Disposal
                   Facilities Revenue, (Anheuser Busch),
                   6.00%, 7/1/35                                4,204,720
      4,000        Ohio Solid Waste Disposal, (USG Corp.),
                   (AMT), 5.65%, 3/1/33                         2,517,360
      1,000        Ohio Solid Waste Disposal, (USG Corp.),
                   (AMT), 6.05%, 8/1/34                           669,070
      2,750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                  407,000
-------------------------------------------------------------------------
                                                             $ 32,391,793
-------------------------------------------------------------------------
Insured-Education -- 1.6%
-------------------------------------------------------------------------
     $  700        Puerto Rico Industrial Tourist
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA), Variable
                   Rate, 7/1/33(2)(3)                        $    671,692
      2,000        University of Akron, (FGIC), Variable
                   Rate, 1/1/29(1)(2)                           2,249,620
-------------------------------------------------------------------------
                                                             $  2,921,312
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.9%
-------------------------------------------------------------------------
     $2,000        Cuyahoga County Utility Systems,
                   (Medical Center Co.), (MBIA), (AMT),
                   6.10%, 8/15/15                            $  2,127,580
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
     $3,295        Ohio Air Quality Development Authority,
                   (Ohio Power), RITES, (AMBAC), Variable
                   Rate, 5/1/26(2)(3)                        $  3,164,353
-------------------------------------------------------------------------
                                                             $  5,291,933
-------------------------------------------------------------------------
Insured-General Obligations -- 6.7%
-------------------------------------------------------------------------
     $1,250        Athens City School District, (FSA),
                   6.00%, 12/1/24                            $  1,375,312
      2,110        Hudson Local School District, (FGIC),
                   0.00%, 12/15/09                              1,438,239
      1,500        Lima City School District, (AMBAC),
                   6.00%, 12/1/22                               1,651,380
      2,600        Norwalk City School District, (AMBAC),
                   4.75%, 12/1/26                               2,429,128
      3,500        Puerto Rico, (FSA), 6.00%, 7/1/22            3,680,110
      1,750        South-Western City, School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                               1,636,162
-------------------------------------------------------------------------
                                                             $ 12,210,331
-------------------------------------------------------------------------
Insured-Hospital -- 2.7%
-------------------------------------------------------------------------
     $1,995        Cuyahoga County, (Cleveland Clinic),
                   (MBIA), 5.125%, 1/1/29                    $  1,960,048
      1,000        Hamilton County, (Childrens Hospital
                   Medical Center), (MBIA), 4.75%, 5/15/28        920,340
      1,000        Montgomery County, (Miami Valley
                   Hospital), (AMBAC), 6.25%, 11/15/16          1,040,460
      1,000        Portage County, (Robinson Memorial
                   Hospital), (MBIA), 5.80%, 11/15/15           1,054,780
-------------------------------------------------------------------------
                                                             $  4,975,628
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 5.4%
-------------------------------------------------------------------------
     $4,000        Hamilton County Sales Tax, (AMBAC),
                   5.25%, 12/1/32                            $  4,016,240
      1,500        Hamilton County Sales Tax, (MBIA),
                   4.75%, 12/1/27                               1,383,810
      2,990        Hamilton County Sales Tax, (MBIA),
                   5.00%, 12/1/27                               2,900,270
      1,575        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                    1,529,514
-------------------------------------------------------------------------
                                                             $  9,829,834
-------------------------------------------------------------------------
Insured-Transportation -- 7.5%
-------------------------------------------------------------------------
     $2,000        Cleveland Airport System Revenue, (FSA),
                   5.00%, 1/1/31                             $  1,932,280

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
      1,600        Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                               1,438,240
      7,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/24                               7,508,200
      3,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              2,804,160
-------------------------------------------------------------------------
                                                             $ 13,682,880
-------------------------------------------------------------------------
Nursing Home -- 7.2%
-------------------------------------------------------------------------
     $2,000        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/17                            $  1,693,400
      1,305        Cuyahoga County, (Maple Care Center),
                   (GNMA), (AMT), 8.00%, 8/20/16                1,548,970
      1,205        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   6.10%, 9/20/16                               1,341,201
      6,455        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   9.55%, 3/20/32                               8,537,706
-------------------------------------------------------------------------
                                                             $ 13,121,277
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.8%
-------------------------------------------------------------------------
     $1,985        Franklin County, (Kensington Place),
                   6.75%, 1/1/34(4)                          $  2,059,835
      1,000        Hamilton County Hospital Facilities,
                   (Episcopal Retirement Home),
                   6.80%, 1/1/08                                1,032,990
      2,400        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                2,048,040
      2,250        Summit County Healthcare Facilities,
                   (Village at Saint Edward),
                   5.75%, 12/1/25                               1,871,258
-------------------------------------------------------------------------
                                                             $  7,012,123
-------------------------------------------------------------------------
Solid Waste -- 1.1%
-------------------------------------------------------------------------
     $2,400        Ohio Water Development Authority, Solid
                   Waste Disposal Revenue, (Bay Shore
                   Power), (AMT), 5.875%, 9/1/20             $  1,989,384
-------------------------------------------------------------------------
                                                             $  1,989,384
-------------------------------------------------------------------------
Special Tax Revenue -- 3.5%
-------------------------------------------------------------------------
     $1,430        Cuyahoga County, Economic Development
                   Revenue, (Shaker Square), 6.75%, 12/1/30  $  1,570,941
      3,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(2)(3)      3,481,530
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $1,350        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $  1,324,013
-------------------------------------------------------------------------
                                                             $  6,376,484
-------------------------------------------------------------------------
Transportation -- 1.2%
-------------------------------------------------------------------------
     $2,500        Puerto Rico Highway and Transportation
                   Authority, 4.75%, 7/1/38                  $  2,299,675
-------------------------------------------------------------------------
                                                             $  2,299,675
-------------------------------------------------------------------------
Water and Sewer -- 0.6%
-------------------------------------------------------------------------
     $1,000        Vermilion Water, 7.25%, 8/15/15           $  1,025,100
-------------------------------------------------------------------------
                                                             $  1,025,100
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.3%
   (identified cost $179,964,522)                            $181,864,027
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%                       $  1,256,913
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $183,120,940
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 27.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.4% to 9.1% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 1.9%
------------------------------------------------------------------------
     $  750        Rhode Island Student Loan Authority,
                   (AMT), 5.60%, 12/1/12                     $   779,272
------------------------------------------------------------------------
                                                             $   779,272
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.4%
------------------------------------------------------------------------
     $  255        Rhode Island Clean Water Protection
                   Finance Agency, Water Pollution Control,
                   (MBIA), Prerefunded to 10/1/04,
                   5.85%, 10/1/09                            $   278,623
      1,000        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.80%, 8/1/12                     1,131,010
------------------------------------------------------------------------
                                                             $ 1,409,633
------------------------------------------------------------------------
General Obligations -- 2.1%
------------------------------------------------------------------------
     $  225        Puerto Rico, 0.00%, 7/1/16                $   106,616
        500        Puerto Rico Public Buildings Authority,
                   5.25%, 7/1/21                                 507,145
        230        Rhode Island Depositors Economic
                   Protection Corp., 5.75%, 8/1/21               251,070
------------------------------------------------------------------------
                                                             $   864,831
------------------------------------------------------------------------
Hospital -- 7.1%
------------------------------------------------------------------------
     $  500        Rhode Island HEBC, (Newport Hospital),
                   5.30%, 7/1/29                             $   437,960
      1,250        Rhode Island HEBC, (South County
                   Hospital), 5.75%, 11/15/26                  1,180,438
        725        Rhode Island HEBC, (St. Joseph Health
                   Services), 5.50%, 10/1/29                     556,749
        830        Rhode Island HEBC, (Westerly Hospital),
                   6.00%, 7/1/14                                 761,641
------------------------------------------------------------------------
                                                             $ 2,936,788
------------------------------------------------------------------------
Housing -- 9.0%
------------------------------------------------------------------------
     $  500        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $   533,780
      1,740        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.60%, 10/1/25        1,821,362
        875        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.80%, 10/1/25(1)       910,298
         30        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.10%, 10/1/23           30,445
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  385        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.55%, 10/1/22      $   393,786
------------------------------------------------------------------------
                                                             $ 3,689,671
------------------------------------------------------------------------
Insured-Education -- 14.5%
------------------------------------------------------------------------
     $1,800        Rhode Island HEBC, (Bryant College),
                   (AMBAC), 5.00%, 12/1/31                   $ 1,733,238
      1,000        Rhode Island HEBC, (Rhode Island
                   College), (AMBAC), 5.70%, 9/15/30           1,055,160
      1,850        Rhode Island HEBC, (Johnson and Wales
                   University), (MBIA), 5.00%, 4/1/29          1,786,490
        500        Rhode Island HEBC, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/24            482,175
        400        Rhode Island HEBC, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/28            382,392
        500        Rhode Island HEBC, (University of Rhode
                   Island), (MBIA), 5.50%, 9/15/19               522,995
------------------------------------------------------------------------
                                                             $ 5,962,450
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.9%
------------------------------------------------------------------------
     $1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                     $   786,730
------------------------------------------------------------------------
                                                             $   786,730
------------------------------------------------------------------------
Insured-General Obligations -- 13.9%
------------------------------------------------------------------------
     $1,500        Kent County Water Authority, (MBIA),
                   6.35%, 7/15/14                            $ 1,638,855
      1,000        North Kingstown, (FGIC),
                   5.875%, 10/1/25                             1,073,400
        500        Providence Public Building Authority,
                   (School and Public Facilities Projects),
                   (FSA), 5.00%, 12/15/18                        495,040
        375        Rhode Island Consolidated Capital
                   Development, (FGIC), 4.75%, 9/1/17            367,241
        500        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), 5.80%, 8/1/09       559,660
        250        Rhode Island Economic Development Corp.,
                   (FSA), 5.00%, 7/1/23                          242,310
      1,400        Rhode Island Economic Development Corp.,
                   (FSA), 5.00%, 7/1/28                        1,342,222
------------------------------------------------------------------------
                                                             $ 5,718,728
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 5.8%
------------------------------------------------------------------------
     $2,400        Rhode Island HEBC, (Lifespan), (MBIA),
                   5.25%, 5/15/26                            $ 2,378,352
------------------------------------------------------------------------
                                                             $ 2,378,352
------------------------------------------------------------------------
Insured-Housing -- 1.3%
------------------------------------------------------------------------
     $  500        Villa Excelsior Housing Development
                   Corp., (MBIA), 6.85%, 1/1/24              $   526,190
------------------------------------------------------------------------
                                                             $   526,190
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 14.1%
------------------------------------------------------------------------
     $3,000        Convention Center Authority of Rhode
                   Island, (MBIA), 5.00%, 5/15/20            $ 2,932,980
      2,300        Convention Center Authority of Rhode
                   Island, (MBIA), 5.25%, 5/15/15              2,433,032
        420        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                     407,870
------------------------------------------------------------------------
                                                             $ 5,773,882
------------------------------------------------------------------------
Insured-Transportation -- 4.0%
------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $ 1,635,760
------------------------------------------------------------------------
                                                             $ 1,635,760
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.6%
------------------------------------------------------------------------
     $  750        Rhode Island Clean Water, Safe Drinking
                   Water, (AMBAC), 6.70%, 1/1/15             $   831,533
        350        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.40%, 10/1/15                                374,598
        245        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.85%, 10/1/09                                262,733
------------------------------------------------------------------------
                                                             $ 1,468,864
------------------------------------------------------------------------
Nursing Home -- 4.0%
------------------------------------------------------------------------
     $  500        Rhode Island HEBC, (Roger Williams
                   Realty), 6.50%, 8/1/29                    $   542,365
      1,275        Rhode Island HEBC, (Steere House),
                   5.80%, 7/1/20                               1,091,617
------------------------------------------------------------------------
                                                             $ 1,633,982
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 2.2%
------------------------------------------------------------------------
     $1,000        Rhode Island HEBC, (Tockwotton Home),
                   6.25%, 8/15/22                            $   909,160
------------------------------------------------------------------------
                                                             $   909,160
------------------------------------------------------------------------
Special Tax Revenue -- 6.6%
------------------------------------------------------------------------
     $1,500        Providence, Tax Increment, 7.65%, 6/1/16  $ 1,635,480
        515        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(3)(2)       597,663
        500        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(4)(3)        490,375
------------------------------------------------------------------------
                                                             $ 2,723,518
------------------------------------------------------------------------
Transportation -- 0.6%
------------------------------------------------------------------------
     $  250        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                  $   241,985
------------------------------------------------------------------------
                                                             $   241,985
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.0%
   (identified cost $37,576,993)                             $39,439,796
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.0%                       $ 1,664,357
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $41,104,153
------------------------------------------------------------------------

 AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 65.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.7% to 39.6% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 4.1%
------------------------------------------------------------------------
     $  500        Mason PCR, (Appalacian Power),
                   6.85%, 6/1/22                             $   516,415
      1,130        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 500,014
------------------------------------------------------------------------
                                                             $ 1,016,429
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.6%
------------------------------------------------------------------------
     $2,500        Kanawha-Putnam, Single Family, (AMBAC),
                   Escrowed to Maturity, 0.00%, 12/1/16      $ 1,139,075
------------------------------------------------------------------------
                                                             $ 1,139,075
------------------------------------------------------------------------
General Obligations -- 1.9%
------------------------------------------------------------------------
     $  500        Puerto Rico, 0.00%, 7/1/16                $   236,925
        250        Puerto Rico, Variable Rate, 7/1/27(1)(2)      246,710
------------------------------------------------------------------------
                                                             $   483,635
------------------------------------------------------------------------
Hospital -- 11.4%
------------------------------------------------------------------------
     $1,000        Berkeley Building Commission, (City
                   Hospital), 6.50%, 11/1/22(3)              $   969,520
        750        Philippi Health System, (Davis Health
                   System - Broaddus Hospital),
                   5.50%, 11/1/24                                721,702
      1,000        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), 6.50%, 9/1/23                      1,155,560
------------------------------------------------------------------------
                                                             $ 2,846,782
------------------------------------------------------------------------
Industrial Development Revenue -- 13.9%
------------------------------------------------------------------------
     $1,000        Braxton County, (Weyerhaeuser), (AMT),
                   5.80%, 6/1/27                             $ 1,007,090
      1,375        Jefferson, (Royal Venders), (AMT),
                   5.90%, 8/1/04                               1,419,385
      1,000        Upshur Solid Waste, (TJI), (AMT),
                   7.00%, 7/15/25                              1,055,120
------------------------------------------------------------------------
                                                             $ 3,481,595
------------------------------------------------------------------------
Insured-Education -- 6.4%
------------------------------------------------------------------------
     $  500        West Virginia State College System,
                   (AMBAC), 5.125%, 4/1/27                   $   494,755
        500        West Virginia University, (AMBAC),
                   5.75%, 4/1/16                                 526,780
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $  550        West Virginia University, (AMBAC),
                   6.00%, 4/1/12                             $   582,169
------------------------------------------------------------------------
                                                             $ 1,603,704
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.0%
------------------------------------------------------------------------
     $  700        Marshall PCR, (Ohio Power), (MBIA),
                   5.45%, 7/1/14                             $   723,912
        250        Pleasant County PCR, (Potomac Edison),
                   (AMBAC), (AMT), 5.50%, 4/1/29                 252,562
      1,000        Pleasant County PCR, (West Penn. Power),
                   (AMBAC), (AMT), 5.50%, 4/1/29               1,013,100
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      271,250
------------------------------------------------------------------------
                                                             $ 2,260,824
------------------------------------------------------------------------
Insured-General Obligations -- 1.7%
------------------------------------------------------------------------
     $  150        West Virginia, (FGIC), 5.25%, 11/1/26     $   150,879
        250        West Virginia, (FGIC), 5.75%, 11/1/21         264,160
------------------------------------------------------------------------
                                                             $   415,039
------------------------------------------------------------------------
Insured-Hospital -- 16.0%
------------------------------------------------------------------------
     $  500        Randolph County Commission Health
                   System, (Davis Health System Inc.),
                   (FSA), 5.20%, 11/1/21                     $   497,910
      1,300        West Virginia Health Facilities
                   Authority, (Cabell Huntington Hospital),
                   (AMBAC), 6.25%, 1/1/19                      1,364,051
        850        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), (MBIA), 5.75%, 9/1/13                908,387
      1,200        West Virginia Health Facilities
                   Authority, (West Virginia University
                   Medical Corp.), (MBIA), 6.10%, 1/1/18       1,233,000
------------------------------------------------------------------------
                                                             $ 4,003,348
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.1%
------------------------------------------------------------------------
     $  500        West Virginia School Building Authority,
                   (AMBAC), 5.60%, 7/1/17                    $   526,570
------------------------------------------------------------------------
                                                             $   526,570
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $  500        Harrison County Building Commission,
                   (Maplewood Retirement), (AMBAC),
                   5.25%, 4/1/28                             $   496,430
------------------------------------------------------------------------
                                                             $   496,430
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
------------------------------------------------------------------------
     $  175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $   169,946
------------------------------------------------------------------------
                                                             $   169,946
------------------------------------------------------------------------
Insured-Transportation -- 7.2%
------------------------------------------------------------------------
     $1,000        West Virginia Parkways, Economic
                   Development and Tourism Authority,
                   (FGIC), 0.00%, 5/15/04                    $   886,840
      1,000        West Virginia State Roads, (FGIC),
                   4.50%, 6/1/23                                 909,070
------------------------------------------------------------------------
                                                             $ 1,795,910
------------------------------------------------------------------------
Insured-Water and Sewer -- 16.2%
------------------------------------------------------------------------
     $  250        Berkeley Public Service District Sewer,
                   (MBIA), 5.75%, 10/1/25                    $   261,690
        500        Crab Orchard Public Service District,
                   (AMBAC), 5.50%, 10/1/25                       512,180
      1,000        Fairmont Waterworks, (AMBAC),
                   4.50%, 7/1/24                                 893,340
      1,000        Parkersburg Waterworks and Sewer, (FSA),
                   5.80%, 9/1/19                               1,056,710
        500        West Virginia Water Development (Loan
                   Program III), (AMBAC), (AMT),
                   5.65%, 7/1/40                                 512,600
        750        West Virginia Water Development, (Loan
                   Program II), (FSA), 6.00%, 11/1/14            811,193
------------------------------------------------------------------------
                                                             $ 4,047,713
------------------------------------------------------------------------
Special Tax Revenue -- 1.6%
------------------------------------------------------------------------
     $  400        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $   392,300
------------------------------------------------------------------------
                                                             $   392,300
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $23,467,025)                             $24,679,300
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $   306,195
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $24,985,495
------------------------------------------------------------------------

 AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 66.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.0% to 34.4% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D
STATEMENTS OF ASSETS AND LIABILITIES

                                CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $220,160,646        $259,613,590          $177,686,448             $14,849,686
   Unrealized appreciation            25,957,133          11,750,272             9,412,196                 846,959
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $246,117,779        $271,363,862          $187,098,644             $15,696,645
-----------------------------------------------------------------------------------------------------------------------
Cash                                $         --        $     92,879          $  3,572,387             $   294,023
Receivable for investments
   sold                                  500,767           6,884,247                15,000                 248,897
Interest receivable                    3,121,990           5,080,029             2,536,621                 273,004
Prepaid expenses                           1,794               2,132                 1,356                     122
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $249,742,330        $283,423,149          $193,224,008             $16,512,691
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $         --        $         --          $  2,841,237             $   165,739
Payable for daily variation
   margin on open financial
   futures contracts                      25,031              29,531                54,344                   1,687
Demand note payable                      200,000           2,300,000                    --                      --
Due to bank                                8,516                  --                    --                      --
Payable to affiliate for
   Trustees' fees                            148               2,220                   128                      --
Accrued expenses                          34,762              22,910                23,413                   9,449
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $    268,457        $  2,354,661          $  2,919,122             $   176,875
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $249,473,873        $281,068,488          $190,304,886             $16,335,816
-----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $223,536,533        $269,310,114          $181,039,324             $15,488,394
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   25,937,340          11,758,374             9,265,562                 847,422
-----------------------------------------------------------------------------------------------------------------------
TOTAL                               $249,473,873        $281,068,488          $190,304,886             $16,335,816
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D
STATEMENTS OF ASSETS AND LIABILITIES

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $309,376,749      $179,964,522        $37,576,993              $23,467,025
   Unrealized appreciation           29,391,886         1,899,505          1,862,803                1,212,275
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $338,768,635      $181,864,027        $39,439,796              $24,679,300
-------------------------------------------------------------------------------------------------------------------
Cash                               $         --      $    308,913        $   440,822              $        --
Receivable for investments
   sold                                      --            50,445          1,260,000                       --
Interest receivable                   6,258,511         3,014,581            755,924                  372,488
Prepaid expenses                          2,566             1,425                276                      183
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $345,029,712      $185,239,391        $41,896,818              $25,051,971
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $         --      $  2,048,125        $   773,488              $        --
Payable for daily variation
   margin on open financial
   futures contracts                     84,375            35,156              7,188                    4,312
Demand note payable                   1,900,000                --                 --                       --
Due to bank                             127,394                --                 --                   47,180
Payable to affiliate for
   Trustees' fees                           243             1,650                 15                      210
Accrued expenses                         27,010            33,520             11,974                   14,774
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $  2,139,022      $  2,118,451        $   792,665              $    66,476
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $342,890,690      $183,120,940        $41,104,153              $24,985,495
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $312,928,729      $180,983,904        $39,250,846              $23,778,917
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  29,961,961         2,137,036          1,853,307                1,206,578
-------------------------------------------------------------------------------------------------------------------
TOTAL                              $342,890,690      $183,120,940        $41,104,153              $24,985,495
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

                                CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------
Interest                            $ 7,118,420          $ 8,321,005           $ 5,413,789              $458,238
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $ 7,118,420          $ 8,321,005           $ 5,413,789              $458,238
-----------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $   587,917          $   624,468           $   388,104              $ 12,572
Trustees fees and expenses                8,447               11,509                 7,141                   102
Legal and accounting services            20,423               23,494                12,488                 8,370
Custodian fee                            78,819               83,911                58,509                 7,711
Miscellaneous                             7,304               10,602                 4,979                 2,302
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $   702,910          $   753,984           $   471,221              $ 31,057
-----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $    48,183          $    83,911           $    30,111              $  3,886
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $    48,183          $    83,911           $    30,111              $  3,886
-----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $   654,727          $   670,073           $   441,110              $ 27,171
-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $ 6,463,693          $ 7,650,932           $ 4,972,679              $431,067
-----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $(1,076,898)         $  (334,848)          $   381,386              $ 62,281
   Financial futures contracts         (378,481)            (396,821)             (405,576)              (21,627)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $(1,455,379)         $  (731,669)          $   (24,190)             $ 40,654
-----------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $12,616,093          $13,288,869           $ 8,943,082              $511,116
   Financial futures contracts          (19,793)               8,102              (119,118)                  463
-----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $12,596,300          $13,296,971           $ 8,823,964              $511,579
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                             $11,140,921          $12,565,302           $ 8,799,774              $552,233
-----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $17,604,614          $20,216,234           $13,772,453              $983,300
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------
Interest                           $ 9,842,571       $ 5,956,629          $1,140,197              $  705,195
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $ 9,842,571       $ 5,956,629          $1,140,197              $  705,195
-------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------
Investment adviser fee             $   761,288       $   404,162          $   47,175              $   23,714
Trustees fees and expenses              11,114             7,014               1,086                     296
Legal and accounting services           31,682            18,490               9,157                  15,330
Custodian fee                           94,627            55,187              16,001                  11,599
Miscellaneous                           28,407            12,745               2,892                   1,985
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $   927,118       $   497,598          $   76,311              $   52,924
-------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $        --       $        --          $   11,910              $    5,702
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $        --       $        --          $   11,910              $    5,702
-------------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $   927,118       $   497,598          $   64,401              $   47,222
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $ 8,915,453       $ 5,459,031          $1,075,796              $  657,973
-------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $ 1,658,587       $   498,019          $  132,888              $ (120,389)
   Financial futures contracts        (422,552)         (245,652)                 --                      --
-------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ 1,236,035       $   252,367          $  132,888              $ (120,389)
-------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $18,116,140       $ 4,685,339          $1,894,871              $1,287,840
   Financial futures contracts         570,075           237,531              (9,496)                 (5,697)
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $18,686,215       $ 4,922,870          $1,885,375              $1,282,143
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $19,922,250       $ 5,175,237          $2,018,263              $1,161,754
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $28,837,703       $10,634,268          $3,094,059              $1,819,727
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $  6,463,693        $  7,650,932          $  4,972,679             $   431,067
   Net realized gain (loss)              (1,455,379)           (731,669)              (24,190)                 40,654
   Net change in unrealized
      appreciation (depreciation)        12,596,300          13,296,971             8,823,964                 511,579
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 17,604,614        $ 20,216,234          $ 13,772,453             $   983,300
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 13,991,460        $  9,947,521          $ 13,538,257             $   744,204
   Withdrawals                          (20,942,371)        (26,952,190)          (14,166,098)             (1,218,619)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $ (6,950,911)       $(17,004,669)         $   (627,841)            $  (474,415)
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             $ 10,653,703        $  3,211,565          $ 13,144,612             $   508,885
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of period                 $238,820,170        $277,856,923          $177,160,274             $15,826,931
--------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                       $249,473,873        $281,068,488          $190,304,886             $16,335,816
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

INCREASE (DECREASE) IN NET ASSETS  NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $  8,915,453      $  5,459,031        $  1,075,796             $   657,973
   Net realized gain (loss)              1,236,035           252,367             132,888                (120,389)
   Net change in unrealized
      appreciation (depreciation)       18,686,215         4,922,870           1,885,375               1,282,143
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 28,837,703      $ 10,634,268        $  3,094,059             $ 1,819,727
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 10,514,883      $  4,509,720        $  2,958,171             $   580,393
   Withdrawals                         (31,950,007)      (15,990,772)         (2,702,696)             (2,345,007)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                       $(21,435,124)     $(11,481,052)       $    255,475             $(1,764,614)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $  7,402,579      $   (846,784)       $  3,349,534             $    55,113
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                $335,488,111      $183,967,724        $ 37,754,619             $24,930,382
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $342,890,690      $183,120,940        $ 41,104,153             $24,985,495
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 13,866,044        $  17,322,506         $ 10,859,237             $   901,621
   Net realized gain (loss)                (543,110)            (857,050)             394,318                  (1,648)
   Net change in unrealized
      appreciation (depreciation)          (999,969)          (1,871,031)          (2,780,515)               (103,693)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 12,322,965        $  14,594,425         $  8,473,040             $   796,280
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 16,589,267        $  19,982,661         $ 11,730,651             $   713,894
   Withdrawals                          (60,292,260)        (103,592,435)         (55,320,524)             (3,620,082)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(43,702,993)       $ (83,609,774)        $(43,589,873)            $(2,906,188)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             $(31,380,028)       $ (69,015,349)        $(35,116,833)            $(2,109,908)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year                   $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                         $238,820,170        $ 277,856,923         $177,160,274             $15,826,931
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS  NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 19,831,152      $ 11,651,657        $  2,174,594             $ 1,380,022
   Net realized gain (loss)             (2,323,039)           20,702            (403,028)                (80,532)
   Net change in unrealized
      appreciation (depreciation)        3,047,938        (4,682,143)            474,390                  72,331
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 20,556,051      $  6,990,216        $  2,245,956             $ 1,371,821
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 11,046,414      $  9,285,921        $  4,482,382             $ 1,421,464
   Withdrawals                         (98,232,465)      (48,772,440)        (10,705,416)             (4,823,779)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(87,186,051)     $(39,486,519)       $ (6,223,034)            $(3,402,315)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(66,630,000)     $(32,496,303)       $ (3,977,078)            $(2,030,494)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                  $402,118,111      $216,464,027        $ 41,731,697             $26,960,876
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $335,488,111      $183,967,724        $ 37,754,619             $24,930,382
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CALIFORNIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.57%(1)        0.58%        0.56%        0.55%        0.57%        0.57%
   Expenses after custodian
      fee reduction                       0.53%(1)        0.57%        0.54%        0.53%        0.56%        0.56%
   Net investment income                  5.23%(1)        5.65%        5.30%        5.33%        5.76%        5.93%
Portfolio Turnover                          18%             13%          28%          16%          12%          14%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $249,474        $238,820     $270,200     $312,009     $327,004     $370,590
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  FLORIDA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.54%(1)       0.56%        0.52%        0.51%        0.52%        0.52%
   Expenses after custodian
      fee reduction                        0.48%(1)       0.51%        0.48%        0.47%        0.48%        0.49%
   Net investment income                   5.46%(1)       5.72%        5.26%        5.03%        5.53%        5.67%
Portfolio Turnover                            1%            12%          40%          25%          54%          51%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $  281,068       $277,857     $346,843     $456,020     $514,201     $624,374
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MASSACHUSETTS PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(1)        0.54%        0.52%        0.54%        0.53%        0.55%
   Expenses after custodian
      fee reduction                       0.49%(1)        0.52%        0.50%        0.52%        0.52%        0.54%
   Net investment income                  5.50%(1)        5.79%        5.40%        5.36%        5.75%        5.77%
Portfolio Turnover                           7%             15%          24%          28%          35%          51%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $190,305        $177,160     $212,277     $250,726     $253,675     $281,129
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             MISSISSIPPI PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.39%(1)        0.47%       0.36%       0.37%       0.38%       0.29%
   Net expenses after
      custodian fee reduction            0.34%(1)        0.45%       0.34%       0.35%       0.37%       0.26%
   Net investment income                 5.43%(1)        5.55%       5.30%       5.21%       5.59%       5.77%
Portfolio Turnover                          8%              4%         16%         17%          6%         12%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $16,336         $15,827     $17,937     $20,740     $22,127     $25,280
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.40%
   Expenses after custodian
      fee reduction                                                                                      0.37%
   Net investment income                                                                                 5.66%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  NEW YORK PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      ---------------------------------------------------------------
                                  (UNAUDITED)            2000          1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.54%(1)         0.54%        0.53%        0.53%        0.57%        0.52%
   Expenses after custodian
      fee reduction                        0.54%(1)         0.54%        0.52%        0.51%        0.57%        0.49%
   Net investment income                   5.24%(1)         5.56%        5.30%        5.28%        5.60%        5.64%
Portfolio Turnover                           11%              27%          41%          55%          44%          47%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $  342,891       $  335,488     $402,118     $486,064     $527,604     $604,530
---------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OHIO PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(1)        0.57%        0.55%        0.56%        0.56%        0.57%
   Expenses after custodian
      fee reduction                       0.55%(1)        0.57%        0.54%        0.54%        0.55%        0.56%
   Net investment income                  5.99%(1)        6.00%        5.54%        5.50%        5.70%        5.69%
Portfolio Turnover                          12%             28%          59%          17%          30%          35%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $183,121        $183,968     $216,464     $255,030     $271,269     $292,671
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             RHODE ISLAND PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.38%(1)        0.43%       0.39%       0.39%       0.27%       0.27%
   Net expenses after
      custodian fee reduction            0.32%(1)        0.40%       0.35%       0.36%       0.23%       0.24%
   Net investment income                 5.43%(1)        5.66%       5.24%       5.28%       5.54%       5.69%
Portfolio Turnover                         12%             15%         18%         24%         39%         25%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $41,104         $37,755     $41,732     $42,071     $40,218     $42,167
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                  0.39%       0.40%
   Expenses after custodian
      fee reduction                                                                          0.35%       0.37%
   Net investment income                                                                     5.42%       5.56%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            WEST VIRGINIA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.42%(1)        0.45%       0.40%       0.37%       0.38%       0.42%
   Expenses after custodian
      fee reduction                      0.38%(1)        0.43%       0.38%       0.34%       0.36%       0.38%
   Net investment income                 5.24%(1)        5.48%       5.13%       5.34%       5.44%       5.41%
Portfolio Turnover                          1%              7%         32%         16%         24%         43%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $24,985         $24,930     $26,961     $31,920     $33,503     $39,501
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discounts when required for Federal income tax purposes. The Portfolios comply with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

 C Income Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California                                $587,917             0.48%
    Florida                                    624,468             0.45%
    Massachusetts                              388,104             0.43%
    Mississippi                                 12,572             0.16%
    New York                                   761,288             0.45%
    Ohio                                       404,162             0.44%
    Rhode Island                                47,175             0.24%
    West Virginia                               23,714             0.19%

    * Advisory fees paid as a percentage of average daily net assets
   (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2001, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2001 were as follows:

    CALIFORNIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $43,530,204
    Sales                                      45,086,881

    FLORIDA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,305,220
    Sales                                      16,300,409

    MASSACHUSETTS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $12,211,231
    Sales                                      14,039,973

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MISSISSIPPI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,266,213
    Sales                                       1,362,924

    NEW YORK PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $58,877,200
    Sales                                      37,605,884
    OHIO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $22,398,753
    Sales                                      37,865,737
    RHODE ISLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,557,602
    Sales                                       5,121,690

    WEST VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   239,983
    Sales                                       1,186,188

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2001, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $220,160,646
    ------------------------------------------------------
    Gross unrealized appreciation             $ 30,118,861
    Gross unrealized depreciation               (4,161,728)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 25,957,133
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $259,613,590
    ------------------------------------------------------
    Gross unrealized appreciation             $ 18,816,596
    Gross unrealized depreciation               (7,066,324)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,750,272
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $177,686,448
    ------------------------------------------------------
    Gross unrealized appreciation             $ 12,690,052
    Gross unrealized depreciation               (3,277,856)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,412,196
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 14,849,686
    ------------------------------------------------------
    Gross unrealized appreciation             $    976,449
    Gross unrealized depreciation                 (129,490)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    846,959
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $309,376,749
    ------------------------------------------------------
    Gross unrealized appreciation             $ 32,763,411
    Gross unrealized depreciation               (3,371,525)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 29,391,886
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $179,964,522
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,046,531
    Gross unrealized depreciation               (8,147,026)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,899,505
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,575,983
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,265,071
    Gross unrealized depreciation                 (402,268)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,862,803
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 23,467,025
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,300,925
    Gross unrealized depreciation                  (88,650)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,212,275
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Line of Credit
-------------------------------------------
   Each Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2001, the California Portfolio, Florida Portfolio and New York Portfolio had a balance outstanding pursuant to this line of credit of $200,000, $2,300,000 and $1,900,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2001 is as follows:

  Futures Contracts
-------------------------------------------

                                                                                                               NET UNREALIZED
                                              EXPIRATION                                                       APPRECIATION
    PORTFOLIO                                 DATE         CONTRACTS                                 POSITION  (DEPRECIATION)
    -------------------------------------------------------------------------------------------------------------------------
    California                                   6/01      89 U.S. Treasury Bond                      Short    $      (19,793)
    Florida                                      6/01      105 U.S. Treasury Bond                     Short    $        8,102
    Massachusetts                                6/01      91 U.S. Treasury Bond                      Short    $     (108,654)
                                                 6/01      80 U.S. Treasury Note                      Short    $      (37,980)
    Mississippi                                  6/01      6 U.S. Treasury Bond                       Short    $          463
    New York                                     6/01      30 U.S. Treasury Bond                      Short    $      570,075
    Ohio                                         6/01      125 U.S. Treasury Bond                     Short    $      237,531
    Rhode Island                                 6/01      20 U.S. Treasury Bond                      Short    $       (9,496)
    West Virginia                                6/01      12 U.S. Treasury Note                      Short    $       (5,697)

   At March 31, 2001, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of California, Florida, and Mississippi
Municipals Portfolios

James L. OConnor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

    PORTFOLIO INVESTMENT ADVISER
    BOSTON MANAGEMENT AND RESEARCH
    The Eaton Vance Building
    255 State Street
    Boston, MA 02109


    FUND ADMINISTRATOR
    EATON VANCE MANAGEMENT
    The Eaton Vance Building
    255 State Street
    Boston, MA 02109


    PRINCIPAL UNDERWRITER
    EATON VANCE DISTRIBUTORS, INC.
    The Eaton Vance Building
    255 State Street
    Boston, MA 02109
    (617) 482-8260


    CUSTODIAN
    INVESTORS BANK & TRUST COMPANY
    200 Clarendon Street
    Boston, MA 02116


    TRANSFER AGENT
    PFPC, INC.
    Attn: Eaton Vance Funds
    P.O. Box 9653
    Providence, RI 02940-9653
    (800) 262-1122











EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
438-5/01                                                                 MUNISRC